UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Developing World Equity Fund Investor Class Shares – WCMUX Institutional Class Shares – WCMDX
WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM International Equity Fund Investor Class Shares – WESGX Institutional Class Shares – WCMMX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM SMID Quality Value Fund (formerly, WCM Focused Small Cap Fund) Investor Class Shares – WCMJX Institutional Class Shares – WCMFX

WCM Mid Cap Quality Value Fund (formerly, WCM Focused Mid Cap Fund)

Investor Class Shares – WMIDX

Institutional Class Shares – WCMAX

WCM Focused Emerging Markets ex China Fund

Investor Class Shares – WCFEX

Institutional Class Shares – WCMWX

ANNUAL REPORT

DECEMBER 31, 2022

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	9
Schedules of Investments	33
Statements of Assets and Liabilities	82
Statements of Operations	87
Statements of Changes in Net Assets	100
Financial Highlights	113
Notes to Financial Statements	138
Report of Independent Registered Public Accounting Firm	164
Supplemental Information	166
Expense Examples	181

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

Dear Fellow Shareholders,
281 Brooks Street Laguna Beach California 92651	We believe that understanding (and periodically reviewing) the “how” and the “why” behind our investment approach serves the valuable function of guarding our temperament in the face of all the noise and volatility that “the market” throws at us over time. To that end, and as is our habit, we are again starting this annual report by laying out some broad principles that aim to give you the basics of our philosophy, goals, strategies, and limitations.
949.380.0200 wcminvest.com	It starts with our philosophical underpinnings. First and foremost is the idea that to achieve a different result than the benchmark (and everyone else), you absolutely have to do something different. This may seem obvious, but surprisingly few are willing to take the career risk to go there.
Second, we observe that the best investors in history (among whom we aspire to be counted) think long term and partner with great businesses. Long-term thinking also means paying attention to where the world is going, recognizing that great people are critical to long-term success, and minimizing portfolio turnover.
Third, we are convinced that success—whether great investments, great businesses, or otherwise—is most often the result of recognizing and capitalizing on the few big ideas that primarily drive the opportunity. Said negatively, more and more data does not always lead to better investment decisions. As evidence, ask yourself if the giant Wall Street firms with their armies of analysts are counted among the best investors in history.
Fourth, managing to wealth preservation—losing less in the down periods (not every time, but over time)—is perhaps the surest path to long-term outperformance. Our shorthand is “winning by not losing.”
So, how does all that play out in the portfolios?
First is how it impacts portfolio construction. Philosophical underpinning #1—thinking differently about building our global growth portfolios—drives us to a focused, best ideas approach. If you believe you have a stock selection edge (see below), it makes no sense to dilute the portfolio with lower-conviction holdings.
Philosophical underpinning #2 is what drives us to partner with great businesses for the long run. And in that partnering is philosophical underpinning #3—keep it simple—that motivates our “bottom-up” quest to find “our” type of company, those that satisfy three simple requirements: a) they are on the threshold of a long growth runway, b) they exhibit a strengthening competitive advantage, and c) they possess and nurture a healthy culture that is aligned with, and propels, that competitive advantage. Consequently, our portfolios, almost by definition, display two distinctions. First, our holdings tend to be high quality, historically profitable businesses. Second, the portfolios have a bias toward healthcare, technology, consumer, and niche industrials, simply because there are many more of “our” types of companies among those sectors.
These two ideas, a focused portfolio and quality businesses in growth sectors, translate to a portfolio construction difference that, in our opinion, explains a good portion of our funds’ historical excess return.

1

In fact, we refer to this as our “structural advantage.” It’s based on our belief that growing global consumer prosperity – which advances in fits and starts – means that these growth sectors have become and will continue to become larger weights in those global benchmarks. It’s simply the idea that wealthier consumers will do just what you’d think: spend more on consumer goods, technology, and healthcare. That’s where the growth is most likely to be, and that trend provides a natural, long-term tailwind (advantage) to our portfolio strategies.
Most importantly, all four of our philosophical underpinnings support and inform our primary distinction: stock selection. The essential elements here are principally two: 1) competitive advantage (“moat”) dynamics (improving? deteriorating?), and 2) the role corporate culture plays in sustaining and strengthening that moat.
Finally, and with due respect to valuation, a portfolio of these competitively advantaged businesses is built using thoughtful, multi-factor diversification. We believe this process gives us the best chance of achieving our objective: long-term capital appreciation.
With that foundation laid, here is some context for the period of 1 May through 31 December 2022.
In 2022, we matched our fiscal year end, which was 30 April in prior years, to the 31 December calendar year. This letter discusses the full year, but attribution that follows will represent the abbreviated period of 30 April 2022 through 31 December 2022.
The year began with Central Banks squarely focused on addressing rapid and severe inflation tearing through economies. The US Federal Reserve led the way initiating a rapid and steep increase in interest rates hoping to walk a fine line of halting inflation without sending the economy into a recession, or worse.
Geopolitical events shared center stage influencing global markets in 2022. To the surprise of many, Russia invaded Ukraine putting millions in harms way, destabilizing the region, and creating a commodity price spike that exacerbated already elevated prices. China’s zero-COVID policy continued to disrupt global supply chains and fueled a trend of de-globalization across many industries. Businesses sought out ways to bring manufacturing and operations closer to home in a broad onshoring trend. Most of these uncertainties continue to influence markets as we turn the calendar page and enter 2023.
The challenges listed above led to broad market losses across all asset classes frustrating investors by providing no safe harbor and nowhere to hide. Returns were particularly disappointing in the first six months of 2022 but improved somewhat for equities heading into year end. Using the MSCI All Country World Index as a proxy for equities, only the Energy sector managed a positive result, and losses were made in every geographic region for the year.
While the cocktail of issues last year impacting markets was unique, it is typical to see markets react (overreact?) swiftly and significantly in response to change. In these periods of volatility, we find it helpful to focus on a steady temperament, maintain a long-term perspective, and rely on the actions and activities that have served us well in past periods of market turmoil. Portfolio activity in 2022 took advantage of dramatic price changes, across all sectors, to position the portfolios in high quality businesses, with growing competitive advantages and long-term tailwinds.

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As for outlook on the market in the near-term, we’d be disingenuous if we said anything very specific – nobody really knows what’s next, least of all us. Uncertainty persists, and predictions about inflation, central bank policies, currency moves, geopolitics, etc. are low return on time exercises. Little wonder we choose to keep our focus on individual businesses – businesses that are adapting and finding ways to grow their competitive advantages. While we have no idea what they will do next quarter, we believe they will generate compelling returns over the long run.
As always, we remain optimistic and steadfast in our commitment to owning businesses with expanding moats and complimentary cultures, which we believe will reward long-term investors.
Now to the specifics of our funds.
The WCM Focused International Growth Fund (“FIG”; Institutional Class symbol WCMIX; Investor Class symbol WCMRX) returned -4.65% / -4.75%, respectively, and outperformed its benchmark for the 8 months from 30 April through 31 December 2022. FIG’s benchmark, the MSCI ACWI ex USA Index, returned -5.22% over the same 8-month period.
From a sector allocation perspective, Communication Services (no weight) was the largest positive contributor to our relative performance, followed by Real Estate (no weight) and Consumer Discretionary (overweight). On the other hand, Information Technology (overweight) detracted from our relative performance, as did Energy (no weight) and Financials (underweight).
Looking at stock selection, Health Care was the best performing sector relative to the benchmark, followed by Financials and Information Technology. On the flipside, Materials was the worst performing sector relative to the benchmark, followed by Consumer Discretionary and Consumer Staples.

The WCM Focused Emerging Markets Fund (“FEM”; Institutional Class symbol WCMEX; Investor Class symbol WFEMX) returned -8.62% / -8.78%, respectively, and performed very close to its benchmark for the 8 months from 30 April through 31 December 2022. FEM’s benchmark, the MSCI Emerging Markets Index, returned -9.04% over the same 8-month period.

From a sector allocation perspective, Consumer Staples (overweight) was the largest positive contributor to our relative performance, followed by Industrials (overweight) and Health Care (overweight). On the other hand, Information Technology (overweight) detracted from our relative performance, as did Energy (no weight) and Consumer Discretionary (underweight).
Looking at stock selection, Information Technology was the best performing sector relative to the benchmark, followed by Financials and Materials. On the flipside, Health Care was the worst performing sector relative to the benchmark, followed by Communication Services and Consumer Discretionary.

The WCM Focused Global Growth Fund (“FGG”; Institutional Class symbol WCMGX; Investor Class symbol WFGGX) returned -7.55% / -7.71%, respectively, and underperformed its benchmark for the 8 months from 30 April through 31 December 2022. FGG’s benchmark, the MSCI ACWI Index, returned -6.23% over the same 8-month period. Attribution analysis reveals that the majority of our underperformance can be attributed to stock selection.

3

From a sector allocation perspective, Health Care (overweight) was the largest positive contributor to our relative performance, followed by Communication Services (no weight) and Industrials (overweight). On the other hand, Energy (no weight) detracted from our relative performance, as did Information Technology (overweight) and Consumer Staples (underweight).
Looking at stock selection, Financials was the best performing sector relative to the benchmark. On the flipside, Information Technology was the worst performing sector relative to the benchmark, followed by Materials and Industrials.

The WCM International Small Cap Growth Fund (“SIG”; Institutional Class symbol WCMSX) returned  -18.45% and underperformed its benchmark for the 8 months from 30 April through 31 December 2022. SIG’s benchmark, the MSCI ACWI ex USA Small Cap Index, returned -8.49% over the same 8-month period. Attribution analysis reveals that the majority of our underperformance can be attributed to stock selection.

From a sector allocation perspective, Real Estate (no weight) was the largest positive contributor to our relative performance, followed by Materials (no weight) and Consumer Staples (overweight). On the other hand, Information Technology (overweight) detracted from our relative performance, as did Energy (underweight) and Health Care (overweight).
Looking at stock selection, Consumer Staples was the best performing sector relative to the benchmark, followed by Communication Services. On the flipside, Health Care was the worst performing sector relative to the benchmark, followed by Information Technology and Industrials.

The WCM Small Cap Growth Fund (“SCG”; Institutional Class Symbol WCMLX, Investor Class symbol WCMNX) returned -3.72% / -3.92%, respectively, and outperformed its benchmark for the 8 months from 30 April through 31 December 2022. SCG’s benchmark, the Russell 2000 Growth, returned  -3.93% over the same 8-month period. Attribution analysis reveals that the majority of our outperformance can be attributed to stock selection.

From a sector allocation perspective, Communication Services (underweight) was the largest positive contributor to our relative performance, followed by Real Estate (underweight) and Financials (underweight). On the other hand, Energy (underweight) detracted from our relative performance, as did Information Technology (overweight) and Consumer Discretionary (overweight).
Looking at stock selection, Industrials was the best performing sector relative to the benchmark, followed by Information Technology and Consumer Discretionary. On the flipside, Health Care was the worst performing sector relative to the benchmark, followed by Communication Services and Materials.

The WCM SMID Quality Value Fund (“FSDC”; Institutional Class Symbol WCMFX, Investor Class Symbol WCMJX) returned -2.50% / -2.71%, respectively, and outperformed its benchmark for the 8 months from 30 April through 31 December 2022. FSC’s benchmark, the Russell 2500 Value Index, returned -5.34% over the same 8-month period. Attribution analysis reveals that the majority of our outperformance can be attributed to stock selection.

4

From a sector allocation perspective, Real Estate (underweight) was the largest positive contributor to our relative performance, followed by Industrials (overweight) and Communication Services (no weight). On the other hand, Energy (no weight) detracted from our relative performance, as did Financials (underweight) and Utilities (no weight).
Looking at stock selection, Industrials was the best performing sector relative to the benchmark, followed by Consumer Staples and Health Care. On the flipside, Consumer Discretionary was the worst performing sector relative to the benchmark, followed by Real Estate and Financials.

The WCM China Quality Growth Fund (“CQG”; Institutional Class symbol WCMCX, Investor Class symbol WCQGX) returned +0.57% / +0.42%, respectively, and outperformed its benchmark during the 8 months from 30 April through 31 December 2022. CQG’s benchmark, the MSCI China All Shares Index, returned -4.94% over the same 8-month period. Attribution analysis reveals that the majority of our outperformance can be attributed to stock selection.

From a sector allocation perspective, Industrials (overweight) was the largest positive contributor to our relative performance, followed by Consumer Staples (overweight) and Materials (underweight). On the other hand, Energy (no weight) detracted from our relative performance, as did Communication Services (underweight) and Consumer Discretionary (underweight).
Looking at stock selection, Industrials was the best performing sector relative to the benchmark, followed by Financials and Information Technology. On the flipside, Health Care was the worst performing sector relative to the benchmark, followed by Consumer Staples and Consumer Discretionary.

The WCM Developing World Equity Fund (“DW”; Institutional Class Symbol WCMDX, Investor Class symbol WCMUX) returned -4.22% / -4.42%, respectively, and outperformed its benchmark for the 8 months from 30 April through 31 December 2022. DW’s benchmark, the MSCI Emerging Markets Index, returned -9.04% over the same the 8-month period. Attribution analysis reveals that the majority of our outperformance can be attributed to stock selection.

From a sector allocation perspective, Information Technology (underweight) was the largest positive contributor to our relative performance, followed by Health Care (overweight) and Industrials (overweight). On the other hand, Energy (underweight) detracted from our relative performance, as did Communication Services (overweight) and Consumer Discretionary (underweight).
Looking at stock selection, Financials was the best performing sector relative to the benchmark, followed by Information Technology and Energy. On the flipside, Health Care was the worst performing sector relative to the benchmark, followed by Industrials and Materials.

The WCM International Equity Fund (“IE”; Institutional Class symbol WCMMX, Investor Class symbol WESGX) returned –2.90% / -3.07%, respectively, and outperformed its benchmark over the 8 months from 30 April through 31 December 2022. IE’s benchmark, the MSCI ACWI ex USA Index, returned  -5.22% over the same 8-month period. Attribution analysis reveals that the majority of our outperformance can be attributed to sector allocation.

5

From a sector allocation perspective, Information Technology (overweight) was the largest positive contributor to our relative performance, followed by Health Care (overweight) and Consumer Discretionary (underweight). On the other hand, Energy (underweight) detracted from our relative performance, as did Materials (underweight) and Consumer Staples (underweight).
Looking at stock selection, Financials was the best performing sector relative to the benchmark, followed by Health Care. On the flipside, Consumer Discretionary was the worst performing sector relative to the benchmark, followed by Materials and Communication Services.

The WCM Focused International Value Fund (“FIV”; Institutional Class symbol WCMVX, Investor Class symbol WLIVX) returned -5.28% / -5.43%, respectively, and underperformed its benchmark over the 8 months from 30 April through 31 December 2022. FIV’s benchmark, the MSCI ACWI ex USA Index, returned -5.22% over the same 8-month period. Attribution analysis reveals that the majority of our underperformance can be attributed to stock selection.

From a sector allocation perspective, Consumer Discretionary (underweight) was the largest positive contributor to our relative performance, followed by Real Estate (no weight) and Communication Services (overweight). On the other hand, Information Technology (overweight) detracted from our relative performance, as did Energy (overweight) and Financials (underweight).
Looking at stock selection, Information Technology was the best performing sector relative to the benchmark, followed by Financials and Communication Services. On the flipside, Industrials was the worst performing sector relative to the benchmark, followed by Consumer Staples and Consumer Discretionary.

The WCM Focused International Opportunities Fund (“FIO”; Institutional Class symbol WCMOX, Investor Class symbol WCFOX) returned -8.26% / -8.52%, respectively, and underperformed its benchmark for the 8 months from 30 April through 31 December 2022. FIO’s benchmark, the MSCI ACWI ex USA Index, returned -5.22% over the same 8-month period. Attribution analysis reveals that the majority of our underperformance can be attributed to stock selection.

From a sector allocation perspective, Communication Services (underweight) was the largest positive contributor to our relative performance, followed by Consumer Discretionary (overweight) and Industrials (overweight). On the other hand, Information Technology (overweight) detracted from our relative performance, as did Financials (underweight) and Energy (underweight).
Looking at stock selection, Consumer Staples was the best performing sector relative to the benchmark, followed by Information Technology and Financials. On the flipside, Industrials was the worst performing sector relative to the benchmark, followed by Health Care and Communication Services.

The WCM Mid Cap Quality Value Fund (“MCQV”; Institutional Class symbol WCMAX, Investor Class symbol WMIDX), which launched 28 July 2022, returned -7.22% / -7.30%, respectively through 31 December 2022, and underperformed its benchmark over that period.  The Russell Midcap Value Index returned -0.90% during those 5 months ended 31 December 2022. Attribution analysis reveals that the majority of our underperformance can be attributed to stock selection.

6

From a sector allocation perspective, Industrials (overweight) was the largest positive contributor to our relative performance, followed by Real Estate (underweight) and Communication Services (no weight). On the other hand, Information Technology (overweight) detracted from our relative performance, as did Energy (no weight) and Utilities (no weight).
Looking at stock selection, Materials was the best performing sector relative to the benchmark. On the flipside, Consumer Discretionary was the worst performing sector relative to the benchmark, followed by Industrials and Financials.

The WCM Focused Emerging Market ex-China Fund (“FEM”; Institutional Class symbol WCMWX, Investor Class symbol WCFEX), which launched 29 December 2022, returned -0.90% / -0.90%, respectively through 31 December 2022, and underperformed its benchmark over that period.  The MSCI Emerging Markets ex China Index returned -0.21% during those 3 days ending 31 December 2022. Attribution analysis reveals that the majority of our outperformance can be attributed to sector allocation.

From a sector allocation perspective, Materials (no weight) was the largest positive contributor to our relative performance, followed by Information Technology (underweight) and Industrials (underweight). On the other hand, Financials (underweight) detracted from our relative performance, as did Utilities (no weight) and Energy (no weight).
Looking at stock selection, Information Technology (Globant SA, EPAM Systems, Inc., Freshworks, Inc.) was the best performing sector relative to the benchmark, followed by Financials (Nu Holdings Ltd., Credicorp Ltd.) and Consumer Discretionary (Coupang, Inc.). On the flipside, Industrials (Grupo Aeroportuario del Centro Norte SAB de CV, Grupo Aeroportuario del Sureste SAB de CV) was the worst performing sector relative to the benchmark, followed by Consumer Staples (Wal-Mart de Mexico SAB de CV, Gruma SAB de CV) and Health Care (Hapvida Participacoes e Investimentos SA).
Thank you for your confidence and trust,
WCM Investment Management, LLC
1 February 2023
7

IMPORTANT INFORMATION
Performance data quoted represents net of fee past performance and is no guarantee of future results and includes the reinvestment of all dividends and income.
Foreign investments present risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. The WCM China Quality Growth Fund and WCM Developing World Equity Fund are non-diversified and may hold fewer securities than a diversified fund. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.
The MSCI ACWI ex USA Index captures large-cap and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI ACWI Index captures large-cap and mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI Emerging Markets Index captures large-cap and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,398 constituents, the index covers approximately 85% of the free-float-adjusted market capitalization in each country. The MSCI ACWI ex USA Small Cap Index captures small-cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). One cannot invest directly in an index. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. The MSCI China All Shares Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. The MSCI Emerging Markets ex China Index captures large and mid-cap representation across 23 of the 24 Emerging Markets (EM) countries excluding China. With 661 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The Russell Midcap Value Index measures the performance of mid-cap value segment of the US equity universe. The index seeks to provide a comprehensive and unbiased barometer of the mid-cap value market. The Russell 2500 Index measures the performance of the 2,500 smallest-cap American companies in the Russell 3000 Index. It is a market-cap weighted index.
The views in this report were those of the Fund managers as of the date this report was written and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

8

WCM Focused International Growth Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	5 Years	10 years
Investor Class shares	-4.75%	-29.06%	6.48%	8.66%
Institutional Class shares	-4.65%	-28.90%	6.73%	8.91%
MSCI ACWI ex USA Index	-5.22%	-16.00%	0.88%	3.80%

*	For the period May 1, 2022 through December 31, 2022. Not annualized.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Expense ratios for the Investor Class and Institutional Class shares were 1.31% and 1.06%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

9

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index (MSCI EM). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the emerging markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	-8.78%	-30.86%	2.05%	3.49%	6/28/13
Institutional Class shares	-8.62%	-30.69%	2.24%	3.64%	6/28/13
MSCI EM Index	-9.04%	-20.09%	-1.40%	2.59%	6/28/13
*	For the period May 1, 2022 through December 31, 2022. Not annualized.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.59% and 1.50%, respectively, and for the Institutional Class shares were 1.34% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

10

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

11

WCM Focused Global Growth Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World Index (MSCI ACWI). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI All Country World Index captures large to mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	-7.71%	-30.76%	7.29%	9.79%	6/28/13
Institutional Class shares	-7.55%	-30.57%	7.58%	10.04%	6/28/13
MSCI ACWI Index	-6.23%	-18.36%	5.23%	7.74%	6/28/13
*	For the period May 1, 2022 through December 31, 2022. Not annualized.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.40% and 1.30%, respectively, and the Institutional Class shares were 1.15% and 1.05%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

12

WCM Focused Global Growth Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

13

WCM International Small Cap Growth Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Small Cap Index (MSCI ACWI ex USA Small Cap). Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). The index covers approximately 14% of the free float-adjusted market capitalization set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	5 Years	Since Inception	Inception Date
Institutional Class shares	-18.45%	-42.12%	6.60%	10.11%	11/30/15
MSCI ACWI ex USA Small Cap Index	-8.49%	-19.97%	0.67%	5.03%	11/30/15
*	For	the period May 1, 2022 through December 31, 2022. Not annualized.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Institutional Class shares were 1.34% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until August 31, 2023 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

14

WCM International Small Cap Growth Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

15

WCM Small Cap Growth Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 2000 Growth Index. The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	3 Years	Since Inception	Inception Date
Investor Class shares	-3.92%	-23.47%	3.70%	4.95%	10/30/19
Institutional Class shares	-3.72%	-23.26%	3.98%	5.21%	10/30/19
Russell 2000 Growth Index	-3.93%	-26.36%	0.65%	2.99%	10/30/19

*	For the period May 1, 2022 through December 31, 2022. Not annualized.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.84% and 1.24%, respectively, and the Institutional Class shares were 1.59% and 0.99%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as (litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Prior to July 1, 2022, the Fund’s annual operating expense limits were 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

16

WCM Small Cap Growth Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

17

WCM SMID Quality Value Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 2500 Value Index and Russell 2000 Value Index. The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the US equity universe. The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. These indices do not reflect expenses, fees, or sales charge, which would lower performance. These indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	Since Inception	Inception Date
Investor Class shares	-2.71%	-13.91%	2.12%	10/30/19
Institutional Class shares	-2.50%	-13.65%	2.42%	10/30/19
Russell 2500 Value Index **	-5.34%	-13.08%	6.50%	10/30/19
Russell 2000 Value Index	-3.93%	-14.48%	12.09%	10/30/19
*	For the period May 1, 2022 through December 31, 2022. Not annualized.
**	Effective November 30, 2022, the Fund changed its primary performance benchmark from the Russell 2000® Value Index to the Russell 2500® Value Index. WCM Investment Management, LLC, the Fund’s advisor, believes the Russell 2500® Value Index represents a better benchmark with which to compare performance of the Fund in light of the Fund’s investment strategy change as of November 30, 2022.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.62% and 1.10%, respectively, and the Institutional Class shares were 1.37% and 0.85%, respectively, which were stated in the current prospectus dated November 30, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Prior to November 30, 2022, the Fund’s annual operating expense limits were 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. This agreement is in effect until August 31, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

18

WCM SMID Quality Value Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

19

WCM China Quality Growth Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI China All Shares Index (MSCI CASI). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI CASI Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	Since Inception	Inception Date
Investor Class shares	0.42%	-26.79%	8.38%	3/31/20
Institutional Class shares	0.57%	-26.62%	8.63%	3/31/20
MSCI China All Shares Index	-4.94%	-23.61%	-0.55%	3/31/20
*	For the period May 1, 2022 through December 31, 2022. Not annualized.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 3.92% and 1.50%, respectively, and the Institutional Class shares were 3.67% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

20

WCM China Quality Growth Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

21

WCM Developing World Equity Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index (MSCI EMI). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Index is an index used to measure equity market performance in global emerging markets and captures mid to large cap across more than two dozen emerging markets. The index covers approximately 13% of the global market capitalization. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	Since Inception	Inception Date
Investor Class shares	-4.42%	-13.82%	10.16%	3/31/20
Institutional Class shares	-4.22%	-13.61%	10.44%	3/31/20
MSCI Emerging Markets Index	-9.04%	-20.09%	7.04%	3/31/20

*For the period May 1, 2022 through December 31, 2022. Not annualized.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 13.25% and 1.50%, respectively, and the Institutional Class shares were 13.00% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

22

WCM Developing World Equity Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

23

WCM International Equity Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	Since Inception	Inception Date
Investor Class shares	-3.07%	-13.48%	12.37%	3/31/20
Institutional Class shares	-2.90%	-13.25%	12.67%	3/31/20
MSCI ACWI ex USA Index	-5.22%	-16.00%	10.23%	3/31/20

*For the period May 1, 2022 through December 31, 2022. Not annualized.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 7.92% and 1.35%, respectively, and the Institutional Class shares were 7.67% and 1.10%, respectively, which were stated in the current prospectus dated September 1, 2022, as supplemented December 29, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.35% and 1.10% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Prior to December 31, 2022, the Fund’s annual operating expense limits were 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

24

WCM International Equity Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

25

WCM Focused International Value Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	Since Inception	Inception Date
Investor Class shares	-5.43%	-26.40%	5.33%	6/29/20
Institutional Class shares	-5.28%	-26.21%	5.57%	6/29/20
MSCI ACWI ex USA Index	-5.22%	-16.00%	4.98%	6/29/20

*For the period May 1, 2022 through December 31, 2022. Not annualized.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 4.36% and 1.50%, respectively, and the Institutional Class shares were 4.11% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

26

WCM Focused International Value Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

27

WCM Focused International Opportunities Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI ACWI ex USA Index. The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment

Average Annual Total Returns as of December 31, 2022	8 Months*	1 Year	Since Inception	Inception Date
Investor Class shares	-8.52%	-35.42%	-14.28%	3/30/21
Institutional Class shares	-8.26%	-35.25%	-14.03%	3/30/21
MSCI ACWI ex USA Index	-5.22%	-16.00%	-7.45%	3/30/21

*For the period May 1, 2022 through December 31, 2022. Not annualized.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 5.20% and 1.50%, respectively, and the Institutional Class shares were 4.95% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

28

WCM Focused International Opportunities Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

29

WCM Mid Cap Quality Value Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets ex China Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell Midcap Value Index measures the performance of the mid-cap value segment of the US equity universe. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of December 31, 2022	3 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	6.92%	-7.30%	7/28/22
Institutional Class shares	6.88%	-7.22%	7/28/22
Russell Midcap Value Index	10.45%	-2.31%	7/28/22

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 3.24% and 1.25%, respectively, and the Institutional Class shares were 2.99% and 1.00%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current period ended December 31, 2022 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

30

WCM Focused Emerging Markets ex China Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets ex China Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets ex China Index captures large and mid-cap representation across 23 of the 24 Emerging Markets (EM) countries excluding China. With 663 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of December 31, 2022	Since Inception (Cumulative)	Inception Date
Investor Class shares	-0.90%	12/29/22
Institutional Class shares	-0.90%	12/29/22
MSCI Emerging Markets ex China Index	-0.21%	12/29/22

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 3.70% and 1.50%, respectively, and the Institutional Class shares were 3.45% and 1.25%, respectively, which were stated in the current prospectus dated November 2, 2022. For the Fund’s current period ended December 31, 2022 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

31

WCM Focused Emerging Markets ex China Fund

FUND PERFORMANCE at December 31, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

32

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 98.1%
	AUSTRALIA — 5.6%
3,090,634	Atlassian Corp. - Class A*	$397,702,783
2,557,653	CSL Ltd.	501,082,671
		898,785,454
	CANADA — 10.9%
10,480,244	Canadian Pacific Railway Ltd.	781,721,400
1,025,409	Lululemon Athletica, Inc.*	328,520,535
2,934,740	Thomson Reuters Corp.	334,785,776
2,292,930	Waste Connections, Inc.	303,950,801
		1,748,978,512
	CHINA — 2.0%
37,142,124	Li Ning Co., Ltd.	322,385,357

	DENMARK — 6.0%
1,467,775	DSV A/S	231,677,217
5,390,764	Novo Nordisk A/S - Class B	727,894,373
		959,571,590
	FRANCE — 8.3%
641,942	LVMH Moet Hennessy Louis Vuitton S.E.	467,197,994
1,889,150	Pernod Ricard S.A.	371,581,366
3,590,055	Schneider Electric S.E.	502,346,382
		1,341,125,742

	HONG KONG — 2.5%
36,598,215	AIA Group Ltd.	406,985,467

	INDIA — 2.7%
19,420,465	ICICI Bank Ltd. - ADR	425,113,979

	IRELAND — 15.9%
2,003,497	Accenture PLC - Class A	534,613,139
2,053,921	Aon PLC - Class A	616,463,849
15,919,922	Experian PLC	541,377,425
2,331,606	ICON PLC*	452,914,465
2,201,601	STERIS PLC	406,613,689
		2,551,982,567

	ITALY — 3.5%
2,610,027	Ferrari N.V.	559,331,412
33

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 4.7%
1,096,554	Keyence Corp.	$429,631,261
1,975,220	Lasertec Corp.	327,271,860
		756,903,121

	NETHERLANDS — 7.0%
304,724	Adyen N.V.*	420,259,475
1,173,851	ASM International N.V.	296,101,465
753,346	ASML Holding N.V.	411,628,254
		1,127,989,194

	SWEDEN — 4.3%
21,451,951	Atlas Copco A.B. - A Shares	253,067,606
4,568,309	Evolution A.B.	444,533,341
		697,600,947

	SWITZERLAND — 12.8%
7,266,342	Alcon, Inc.	496,471,815
478,857	Lonza Group A.G.	234,638,376
261,495	Mettler-Toledo International, Inc.*	377,977,948
4,196,769	Nestle S.A.	486,256,981
1,955,276	Sika A.G.	468,784,135
		2,064,129,255

	UNITED KINGDOM — 7.3%
3,876,300	AstraZeneca PLC	525,681,013
2,527,077	Ferguson PLC	318,939,602
1,007,140	Linde PLC	329,298,772
		1,173,919,387

	UNITED STATES — 4.6%
1,353,387	EPAM Systems, Inc.*	443,559,055
1,422,742	ResMed, Inc.	296,115,293
		739,674,348
	TOTAL COMMON STOCKS
	(Cost $13,130,714,661)	15,774,476,332
34

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.9%
$309,504,025	UMB Bank Demand Deposit, 3.95%[1]	$309,504,025
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $309,504,025)	309,504,025

	TOTAL INVESTMENTS — 100.0%
	(Cost $13,440,218,686)	16,083,980,357

	Other Assets in Excess of Liabilities — 0.0%	1,904,755
	TOTAL NET ASSETS — 100.0%	$16,085,885,112

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

35

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	25.0%
Technology	23.1%
Industrials	17.5%
Consumer Discretionary	13.2%
Financials	9.0%
Consumer Staples	5.3%
Materials	5.0%
Total Common Stocks	98.1%
Short-Term Investments	1.9%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

36

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 94.9%
	ARGENTINA — 1.8%
153,725	Globant S.A.*	$25,850,396

	BRAZIL — 1.7%
24,751,791	Hapvida Participacoes e Investimentos S.A.*	23,815,125

	CHINA — 27.6%
5,022,361	Angel Yeast Co., Ltd. - Class A	32,669,874
11,248,330	China Mengniu Dairy Co., Ltd.*	51,014,141
20,305,000	China Overseas Property Holdings Ltd.	21,149,145
840,806	Eastroc Beverage Group Co., Ltd. - Class A	21,516,951
86,700	Kweichow Moutai Co., Ltd. - Class A	21,538,746
6,794,000	Li Ning Co., Ltd.	58,970,405
1,445,249	Qingdao Haier Biomedical Co., Ltd. - Class A	13,159,984
6,237,395	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	13,081,868
4,113,620	Shenzhou International Group Holdings Ltd.	46,271,967
3,484,402	WuXi AppTec Co., Ltd. - Class H	36,805,963
1,299,224	Xiamen Faratronic Co., Ltd. - Class A	29,880,452
8,376,000	Yadea Group Holdings Ltd.	14,014,549
1,329,140	ZTO Express Cayman, Inc. - ADR	35,713,992
		395,788,037

	CYPRUS — 0.0%
358,615	TCS Group Holding PLC - GDR*,[1]	—

	HONG KONG — 10.6%
7,508,246	AIA Group Ltd.	83,494,427
613,417	Hong Kong Exchanges & Clearing Ltd.	26,499,803
3,847,885	Techtronic Industries Co., Ltd.	42,937,773
		152,932,003

	INDIA — 17.5%
965,593	Divi's Laboratories Ltd.	39,837,568
2,083,897	HDFC Bank Ltd.	41,011,688
2,461,150	Kotak Mahindra Bank Ltd.	54,359,197
536,792	PI Industries Ltd.	22,189,955
1,571,043	Star Health & Allied Insurance Co., Ltd.*	10,754,039
703,293	Tata Consultancy Services Ltd.	27,685,414
686,161	WNS Holdings Ltd. - ADR*	54,886,018
		250,723,879

	INDONESIA — 2.4%
63,730,575	Bank Central Asia Tbk P.T.	35,002,179
37

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 8.0%
2,545,103	Arca Continental SAB de C.V.	$20,667,493
3,028,213	Grupo Aeroportuario del Centro Norte SAB de C.V.	23,320,962
160,019	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	37,282,826
9,744,889	Wal-Mart de Mexico SAB de C.V.	34,300,769
		115,572,050

	NETHERLANDS — 1.4%
339,960	BE Semiconductor Industries N.V.	20,582,464

	POLAND — 2.9%
479,558	Dino Polska S.A.*	41,077,764

	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC*,1	—
801,002	Yandex N.V. - Class A*,1	—
		—

	SOUTH AFRICA — 2.0%
259,948	Capitec Bank Holdings Ltd.	28,434,055

	SOUTH KOREA — 1.7%
729,434	Coupang, Inc.*	10,729,974
310,241	Samsung Electronics Co., Ltd.	13,617,484
		24,347,458

	TAIWAN — 11.1%
831,629	Airtac International Group	25,190,630
1,182,860	Silergy Corp.	16,798,763
8,006,000	Taiwan Semiconductor Manufacturing Co., Ltd.	116,825,527
		158,814,920

	THAILAND — 2.0%
222,341	Fabrinet*	28,508,563

	UNITED KINGDOM — 1.7%
136,466	Endava PLC - ADR*	10,439,649
633,680	Wizz Air Holdings PLC*	14,589,501
		25,029,150

	UNITED STATES — 2.5%
85,966	EPAM Systems, Inc.*	28,174,497
38

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
484,507	Freshworks, Inc. - Class A*	$7,127,098
		35,301,595
	TOTAL COMMON STOCKS
	(Cost $1,605,030,916)	1,361,779,638

Principal Amount
	SHORT-TERM INVESTMENTS — 5.2%
$74,334,302	UMB Bank Demand Deposit, 3.95%[2]	74,334,302
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $74,334,302)	74,334,302

	TOTAL INVESTMENTS — 100.1%
	(Cost $1,679,365,218)	1,436,113,940

	Liabilities in Excess of Other Assets — (0.1)%	(1,197,247)
	TOTAL NET ASSETS — 100.0%	$1,434,916,693

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

39

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	27.4%
Financials	19.5%
Consumer Staples	15.5%
Industrials	12.5%
Consumer Discretionary	9.1%
Health Care	7.9%
Materials	1.5%
Real Estate	1.5%
Communications	0.0%
Total Common Stocks	94.9%
Short-Term Investments	5.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

40

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 96.3%
	AUSTRALIA — 2.0%
44,240	Atlassian Corp. - Class A*	$5,692,803

	CANADA — 5.3%
81,570	Canadian Pacific Railway Ltd.	6,084,306
71,200	Waste Connections, Inc.	9,438,272
		15,522,578

	DENMARK — 3.8%
81,630	Novo Nordisk A/S - Class B	11,022,189

	FRANCE — 5.6%
12,890	LVMH Moet Hennessy Louis Vuitton S.E.	9,381,193
34,860	Pernod Ricard S.A.	6,856,696
		16,237,889

	INDIA — 2.0%
263,220	ICICI Bank Ltd. - ADR	5,761,886

	ITALY — 2.2%
30,620	Ferrari N.V.	6,561,897

	NETHERLANDS — 1.7%
3,550	Adyen N.V.*	4,895,975

	SWEDEN — 3.9%
537,950	Atlas Copco A.B. - A Shares	6,346,170
50,420	Evolution A.B.	4,906,273
		11,252,443

	SWITZERLAND — 3.1%
6,180	Mettler-Toledo International, Inc.*	8,932,881

	UNITED KINGDOM — 3.0%
26,940	Linde PLC	8,808,417

	UNITED STATES — 63.7%
68,320	Amazon.com, Inc.*	5,738,880
163,150	Amphenol Corp. - Class A	12,422,241
53,910	Arthur J. Gallagher & Co.	10,164,191
30,260	Bill.com Holdings, Inc.*	3,297,130
53,300	Booz Allen Hamilton Holding Corp.	5,570,916
88,790	Corteva, Inc.	5,219,076
11,030	Costco Wholesale Corp.	5,035,195
41

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
93,220	Datadog, Inc.*	$6,851,670
64,390	Entegris, Inc.	4,223,340
93,000	Floor & Decor Holdings, Inc. - Class A*	6,475,590
55,870	HEICO Corp. - Class A	6,696,019
17,910	Lam Research Corp.	7,527,573
49,180	LPL Financial Holdings, Inc.	10,631,240
18,780	McKesson Corp.	7,044,754
29,330	Microsoft Corp.	7,033,921
16,720	MSCI, Inc.	7,777,642
21,840	Old Dominion Freight Line, Inc.	6,197,755
16,200	Procore Technologies, Inc.*	764,316
29,670	Repligen Corp.*	5,023,428
9,645	ServiceNow, Inc.*	3,744,864
30,120	Snowflake, Inc. - Class A*	4,323,425
41,040	Stryker Corp.	10,033,870
25,770	Thermo Fisher Scientific, Inc.	14,191,281
24,300	Union Pacific Corp.	5,031,801
24,960	UnitedHealth Group, Inc.	13,233,293
51,800	Visa, Inc. - Class A	10,761,968
		185,015,379
	TOTAL COMMON STOCKS
	(Cost $287,463,226)	279,704,337

Principal Amount
	SHORT-TERM INVESTMENTS — 1.6%
$4,553,976	UMB Bank Demand Deposit, 3.95%[1]	4,553,976
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,553,976)	4,553,976

	TOTAL INVESTMENTS — 97.9%
	(Cost $292,017,202)	284,258,313

	Other Assets in Excess of Liabilities — 2.1%	6,122,204
	TOTAL NET ASSETS — 100.0%	$290,380,517

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

42

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	25.0%
Health Care	23.9%
Industrials	18.0%
Consumer Discretionary	11.4%
Financials	9.1%
Materials	4.8%
Consumer Staples	4.1%
Total Common Stocks	96.3%
Short-Term Investments	1.6%
Total Investments	97.9%
Other Assets in Excess of Liabilities	2.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

43

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 98.4%
	ARGENTINA — 1.8%
30,553	Globant S.A.*	$5,137,792

	AUSTRALIA — 4.0%
360,184	HUB24 Ltd.	6,520,488
323,707	Lovisa Holdings Ltd.	5,093,184
		11,613,672

	BELGIUM — 1.8%
27,319	D'ieteren Group	5,240,382

	BRAZIL — 3.5%
485,999	CI&T, Inc. - Class A*	3,158,994
1,469,010	Grupo SBF S.A.	3,555,807
1,479,510	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	3,541,991
		10,256,792

	CANADA — 4.6%
45,095	Cargojet, Inc.	3,875,039
46,115	Descartes Systems Group, Inc.*	3,214,767
400,172	PrairieSky Royalty Ltd.	6,413,392
		13,503,198

	CHINA — 1.2%
159,170	Xiamen Faratronic Co., Ltd. - Class A	3,660,702

	DENMARK — 3.7%
281,920	ALK-Abello A/S*	3,897,970
99,013	Royal Unibrew A/S	7,059,529
		10,957,499

	FAROE ISLANDS — 2.3%
105,843	Bakkafrost P/F	6,655,162

	FRANCE — 4.2%
50,398	Gaztransport Et Technigaz S.A.	5,383,986
42,451	SOITEC*	6,945,660
		12,329,646

	GERMANY — 7.6%
109,004	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	5,414,029
24,432	Hypoport S.E.*	2,547,289
152,957	Puma S.E.	9,283,517
44

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
97,773	Scout24 S.E.	$4,911,675
		22,156,510

	INDIA — 2.3%
510,003	Syngene International Ltd.	3,609,721
41,003	WNS Holdings Ltd. - ADR*	3,279,830
		6,889,551

	ISRAEL — 0.8%
246,682	Maytronics Ltd.	2,456,223

	ITALY — 5.1%
514,504	Ariston Holding N.V.	5,298,146
213,469	Stevanato Group S.p.A.	3,836,038
796,418	Technoprobe S.p.A.*	5,711,840
		14,846,024

	JAPAN — 17.4%
231,400	BayCurrent Consulting, Inc.	7,255,494
52,500	GMO Payment Gateway, Inc.	4,368,333
309,460	Japan Elevator Service Holdings Co., Ltd.	3,900,083
138,300	Jeol Ltd.	3,783,122
169,440	Kobe Bussan Co., Ltd.	4,893,155
353,800	Nihon M&A Center Holdings, Inc.	4,391,498
371,000	Rakus Co., Ltd.	4,477,781
43,500	SHIFT, Inc.*	7,736,132
161,100	TechnoPro Holdings, Inc.	4,327,015
89,700	Visional, Inc.*	5,959,951
		51,092,564

	MEXICO — 3.1%
631,626	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	5,280,393
853,800	Qualitas Controladora S.A.B. de C.V.	3,764,581
		9,044,974

	NORWAY — 2.3%
3,723,438	AutoStore Holdings Ltd.*	6,812,697

	POLAND — 1.4%
48,752	Dino Polska S.A.*	4,175,977

	RUSSIA — 0.0%
781,116	Cian PLC - ADR*,1	—
45

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	RUSSIA (Continued)
125,247	HeadHunter Group PLC - ADR[1]	$—
		—
	SWEDEN — 8.6%
168,506	Avanza Bank Holding A.B.	3,610,762
324,740	Hemnet Group A.B.	3,908,743
402,209	Nordnet A.B. publ	5,818,307
135,848	Sdiptech A.B. - Class B*	2,942,208
868,710	SwedenCare A.B.	2,559,951
146,617	Thule Group A.B.	3,058,824
83,281	Vitec Software Group A.B.	3,337,657
		25,236,452
	SWITZERLAND — 7.5%
67,530	Bachem Holding A.G.	5,831,373
688,013	Global Blue Group Holding A.G.*	3,185,500
307,735	Medmix A.G.[2]	5,857,182
111,627	PolyPeptide Group A.G.*,2	3,056,554
6,061	Siegfried Holding A.G.*	4,021,221
		21,951,830
	TAIWAN — 4.7%
45,000	ASPEED Technology, Inc.	2,467,017
698,000	E Ink Holdings, Inc.	3,656,293
270,000	Silergy Corp.	3,834,491
441,000	Sinbon Electronics Co., Ltd.	3,945,763
		13,903,564
	UNITED ARAB EMIRATES — 1.3%
1,020,465	Network International Holdings PLC*	3,676,240
	UNITED KINGDOM — 7.4%
2,660,246	Baltic Classifieds Group PLC	4,528,078
126,990	Diploma PLC	4,261,657
74,359	Endava PLC - ADR*	5,688,464
37,680	Games Workshop Group PLC	3,901,465
147,079	Wizz Air Holdings PLC*	3,386,266
		21,765,930
	VIETNAM — 1.8%
1,576,500	FPT Corp.	5,142,433

	TOTAL COMMON STOCKS
	(Cost $340,164,900)	288,505,814
46

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 0.6%
$1,708,394	UMB Bank Demand Deposit, 3.95%[3]	$1,708,394
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,708,394)	1,708,394

	TOTAL INVESTMENTS — 99.0%
	(Cost $341,873,294)	290,214,208

	Other Assets in Excess of Liabilities — 1.0%	3,035,461
	TOTAL NET ASSETS — 100.0%	$293,249,669

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At December 31, 2022, the value of these restricted securities amounted to $8,913,736 or 3.04% of net assets. These restricted securities have not been deemed illiquid.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

47

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	37.5%
Health Care	13.4%
Industrials	13.1%
Consumer Discretionary	12.0%
Consumer Staples	7.8%
Financials	6.0%
Communications	4.6%
Energy	4.0%
Total Common Stocks	98.4%
Short-Term Investments	0.6%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

48

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 100.6%
	COMMUNICATIONS — 1.6%
11,876	IAC, Inc.*	$527,294
	CONSUMER DISCRETIONARY — 14.0%
9,182	Boot Barn Holdings, Inc.*	574,059
13,496	Caesars Entertainment, Inc.*	561,434
30,493	Clarus Corp.	239,065
6,195	Fox Factory Holding Corp.*	565,170
10,749	Planet Fitness, Inc. - Class A*	847,021
6,631	Texas Roadhouse, Inc.	603,089
28,199	Topgolf Callaway Brands Corp.*	556,930
4,914	Wingstop, Inc.	676,265
		4,623,033
	CONSUMER STAPLES — 6.5%
3,029	Casey's General Stores, Inc.	679,556
3,744	Five Below, Inc.*	662,201
13,720	Performance Food Group Co.*	801,111
		2,142,868
	ENERGY — 3.1%
11,301	Matador Resources Co.	646,869
38,915	Permian Resources Corp.	365,801
		1,012,670
	FINANCIALS — 4.0%
7,870	Pinnacle Financial Partners, Inc.	577,658
5,280	Primerica, Inc.	748,810
		1,326,468
	HEALTH CARE — 21.1%
31,196	AdaptHealth Corp.*	599,587
8,468	Arrowhead Pharmaceuticals, Inc.*	343,462
9,526	AtriCure, Inc.*	422,764
4,731	Axsome Therapeutics, Inc.*	364,902
10,029	Azenta, Inc.*	583,888
18,238	Bridgebio Pharma, Inc.*	138,974
9,749	Fate Therapeutics, Inc.*	98,367
14,066	Insmed, Inc.*	281,039
4,129	Keros Therapeutics, Inc.*	198,275
24,280	NanoString Technologies, Inc.*	193,512
6,846	Natera, Inc.*	275,004
12,588	NuVasive, Inc.*	519,129
3,131	Penumbra, Inc.*	696,522
2,555	Repligen Corp.*	432,587
49

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
13,091	Rocket Pharmaceuticals, Inc.*	$256,191
2,415	Shockwave Medical, Inc.*	496,548
18,413	Surgery Partners, Inc.*	512,986
7,611	Tandem Diabetes Care, Inc.*	342,114
4,575	Ultragenyx Pharmaceutical, Inc.*	211,960
		6,967,811
	INDUSTRIALS — 14.3%
3,758	Axon Enterprise, Inc.*	623,565
14,182	CryoPort, Inc.*	246,057
5,701	John Bean Technologies Corp.	520,672
12,866	Mercury Systems, Inc.*	575,625
3,213	Saia, Inc.*	673,702
5,109	Tetra Tech, Inc.	741,776
8,640	Timken Co.	610,589
16,029	WillScot Mobile Mini Holdings Corp.*	724,030
		4,716,016
	MATERIALS — 7.3%
16,626	Avient Corp.	561,294
8,648	Ingevity Corp.*	609,165
13,585	Trex Co., Inc.*	575,053
8,492	UFP Industries, Inc.	672,991
		2,418,503
	REAL ESTATE — 1.8%
10,679	Rexford Industrial Realty, Inc. - REIT	583,501

	TECHNOLOGY — 26.9%
22,373	ACI Worldwide, Inc.*	514,579
5,409	Bill.com Holdings, Inc.*	589,365
5,828	Euronet Worldwide, Inc.*	550,047
12,479	Five9, Inc.*	846,825
29,774	Health Catalyst, Inc.*	316,498
10,156	MACOM Technology Solutions Holdings, Inc.*	639,625
6,779	Power Integrations, Inc.	486,190
10,247	Procore Technologies, Inc.*	483,453
5,002	Science Applications International Corp.	554,872
11,927	Shift4 Payments, Inc. - Class A*	667,077
17,868	Smartsheet, Inc. - Class A*	703,284
9,192	Sprout Social, Inc. - Class A*	518,980
5,114	SPS Commerce, Inc.*	656,791
4,630	WEX, Inc.*	757,699
50

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
7,635	WNS Holdings Ltd. - ADR*	$610,724
		8,896,009
	TOTAL COMMON STOCKS
	(Cost $34,025,496)	33,214,173

Principal Amount
	SHORT-TERM INVESTMENTS — 1.7%
$555,455	UMB Bank Demand Deposit, 3.95%[1]	555,455
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $555,455)	555,455

	TOTAL INVESTMENTS — 102.3%
	(Cost $34,580,951)	33,769,628

	Liabilities in Excess of Other Assets — (2.3)%	(759,279)
	Net Assets — 100.0%	$33,010,349

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

51

WCM Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	26.9%
Health Care	21.1%
Industrials	14.3%
Consumer Discretionary	14.0%
Materials	7.3%
Consumer Staples	6.5%
Financials	4.0%
Energy	3.1%
Real Estate	1.8%
Communications	1.6%
Total Common Stocks	100.6%
Short-Term Investments	1.7%
Total Investments	102.3%
Liabilities in Excess of Other Assets	(2.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

52

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 98.5%
	COMMUNICATIONS — 3.8%
60,300	GoDaddy, Inc. - Class A*	$4,511,646

	CONSUMER DISCRETIONARY — 17.9%
91,202	AZEK Co., Inc.*	1,853,225
62,619	Beacon Roofing Supply, Inc.*	3,305,657
32,243	CarMax, Inc.*	1,963,276
24,037	Dorman Products, Inc.*	1,943,872
260,765	Leslie's, Inc.*	3,183,941
56,234	Masco Corp.	2,624,441
38,592	Wyndham Hotels & Resorts, Inc.	2,751,995
85,290	YETI Holdings, Inc.*	3,523,330
		21,149,737
	CONSUMER STAPLES — 10.4%
110,769	Grocery Outlet Holding Corp.*	3,233,347
35,487	Inter Parfums, Inc.	3,425,205
13,924	Lancaster Colony Corp.	2,747,205
60,642	Ollie's Bargain Outlet Holdings, Inc.*	2,840,472
		12,246,229
	FINANCIALS — 10.5%
77,287	Brown & Brown, Inc.	4,403,040
14,644	Enstar Group Ltd.*	3,383,350
122,770	Focus Financial Partners, Inc. - Class A*	4,575,638
		12,362,028
	HEALTH CARE — 5.9%
34,449	Addus HomeCare Corp.*	3,427,331
22,577	ICU Medical, Inc.*	3,555,426
		6,982,757
	INDUSTRIALS — 24.7%
24,009	EMCOR Group, Inc.	3,555,973
47,230	Graco, Inc.	3,176,690
113,101	Hayward Holdings, Inc.*	1,063,149
23,161	Landstar System, Inc.	3,772,927
24,139	Lincoln Electric Holdings, Inc.	3,487,844
474,212	R1 RCM, Inc.*	5,192,621
20,111	SiteOne Landscape Supply, Inc.*	2,359,423
18,884	UniFirst Corp.	3,644,423
11,779	Watsco, Inc.	2,937,683
		29,190,733
53

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 5.5%
20,522	Ashland, Inc.	$2,206,730
238,552	Element Solutions, Inc.	4,339,261
		6,545,991
	REAL ESTATE — 4.3%
168,550	Cushman & Wakefield PLC*	2,100,133
18,520	Jones Lang LaSalle, Inc.*	2,951,532
		5,051,665
	TECHNOLOGY — 15.5%
30,959	Booz Allen Hamilton Holding Corp.	3,235,835
384,001	E2open Parent Holdings, Inc.*	2,254,086
45,259	Entegris, Inc.	2,968,538
35,682	MKS Instruments, Inc.	3,023,336
25,707	PTC, Inc.*	3,085,868
50,400	Thoughtworks Holding, Inc.*	513,576
233,387	Verra Mobility Corp.*	3,227,742
		18,308,981
	TOTAL COMMON STOCKS
	(Cost $112,929,811)	116,349,767

Principal Amount
	SHORT-TERM INVESTMENTS — 7.2%
$8,506,846	UMB Bank Demand Deposit, 3.95%[1]	8,506,846
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,506,846)	8,506,846

	TOTAL INVESTMENTS — 105.7%
	(Cost $121,436,657)	124,856,613

	Liabilities in Excess of Other Assets — (5.7)%	(6,686,904)
	Net Assets — 100.0%	$118,169,709

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

54

WCM SMID Quality Value Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	24.7%
Consumer Discretionary	17.9%
Technology	15.5%
Financials	10.5%
Consumer Staples	10.4%
Health Care	5.9%
Materials	5.5%
Real Estate	4.3%
Communications	3.8%
Total Common Stocks	98.5%
Short-Term Investments	7.2%
Total Investments	105.7%
Liabilities in Excess of Other Assets	(5.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

55

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 99.2%
	CHINA — 76.5%
4,800	Acrobiosystems Co., Ltd. - Class A	$70,905
43,300	Angel Yeast Co., Ltd. - Class A	281,661
13,480	Asymchem Laboratories Tianjin Co., Ltd. - Class H	198,258
5,600	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	102,604
92,500	China Mengniu Dairy Co., Ltd.*	419,512
275,000	China Overseas Property Holdings Ltd.	286,433
3,600	Eastroc Beverage Group Co., Ltd. - Class A	92,127
22,340	Hongfa Technology Co., Ltd. - Class A	107,366
14,567	Huali Industrial Group Co., Ltd. - Class A	119,672
21,344	Hundsun Technologies, Inc. - Class A	124,226
1,100	Kweichow Moutai Co., Ltd. - Class A	273,271
41,500	Li Ning Co., Ltd.	360,211
2,379	Pinduoduo, Inc. - ADR*	194,007
34,200	Ping An Insurance Group Co. of China Ltd. - Class H	226,306
17,009	Qingdao Haier Biomedical Co., Ltd. - Class A	154,879
23,684	Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	108,068
10,700	Rianlon Corp. - Class A	83,994
22,200	Shandong Sinocera Functional Material Co., Ltd. - Class A	88,044
54,300	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	113,885
5,393	Shenzhen Xinyichang Technology Co., Ltd. - Class A	73,606
29,900	Shenzhou International Group Holdings Ltd.	336,330
12,150	Tencent Holdings Ltd.	519,903
20,964	WuXi AppTec Co., Ltd. - Class H	221,444
6,700	Xiamen Faratronic Co., Ltd. - Class A	154,091
4,300	Xi'an Sinofuse Electric Co., Ltd. - Class A	100,818
52,000	Yadea Group Holdings Ltd.	87,005
40,100	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	162,841
10,949	ZTO Express Cayman, Inc. - ADR	294,200
		5,355,667
	HONG KONG — 15.7%
48,351	AIA Group Ltd.	537,681
3,800	Hong Kong Exchanges & Clearing Ltd.	164,161
118,400	Man Wah Holdings Ltd.	117,861
25,200	Techtronic Industries Co., Ltd.	281,202
		1,100,905
	TAIWAN — 7.0%
5,104	Airtac International Group	154,604
4,880	Silergy Corp.	69,305
56

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
30,000	Sinbon Electronics Co., Ltd.	$268,419
		492,328
	TOTAL COMMON STOCKS
	(Cost $7,552,062)	6,948,900

Principal Amount
	SHORT-TERM INVESTMENTS — 2.2%
$152,541	UMB Bank Demand Deposit, 3.95%[1]	152,541
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $152,541)	152,541

	TOTAL INVESTMENTS — 101.4%
	(Cost $7,704,603)	7,101,441

	Liabilities in Excess of Other Assets — (1.4)%	(95,180)
	TOTAL NET ASSETS — 100.0%	$7,006,261

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

57

WCM China Quality Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	18.8%
Consumer Staples	15.2%
Industrials	14.9%
Financials	13.3%
Technology	11.5%
Health Care	9.2%
Communications	7.4%
Materials	4.8%
Real Estate	4.1%
Total Common Stocks	99.2%
Short-Term Investments	2.2%
Total Investments	101.4%
Liabilities in Excess of Other Assets	(1.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

58

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 94.1%
	ARGENTINA — 2.2%
57	MercadoLibre, Inc.*	$48,236

	BRAZIL — 3.1%
46,400	Hapvida Participacoes e Investimentos S.A.*	44,644
4,500	TOTVS S.A.	23,541
		68,185
	CANADA — 1.4%
3,886	Ivanhoe Mines Ltd. - Class A*	30,709

	CHINA — 13.7%
3,900	Glodon Co., Ltd. - Class A	33,633
1,645	JD.com, Inc. - Class A	46,407
700	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	31,816
6,400	Shenzhou International Group Holdings Ltd.	71,990
2,200	Tencent Holdings Ltd.	94,139
2,400	WuXi AppTec Co., Ltd. - Class H	25,351
		303,336
	HONG KONG — 10.1%
13,214	AIA Group Ltd.	146,944
1,800	Hong Kong Exchanges & Clearing Ltd.	77,761
		224,705
	INDIA — 9.3%
1,378	HDFC Bank Ltd. - ADR	94,269
2,670	ICICI Bank Ltd. - ADR	58,446
1,348	Tata Consultancy Services Ltd.	53,065
		205,780
	INDONESIA — 4.4%
17,830	Bank Central Asia Tbk P.T.	9,793
367,132	Telkom Indonesia Persero Tbk P.T.	88,437
		98,230
	MALAYSIA — 1.4%
22,700	IHH Healthcare Bhd	32,053

	MEXICO — 5.8%
4,590	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	65,753
23,396	Megacable Holdings S.A.B. de C.V.	62,169
		127,922
59

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.9%
30	Adyen N.V.*	$41,374

	PERU — 3.3%
547	Credicorp Ltd.	74,206

	SINGAPORE — 4.7%
4,577	United Overseas Bank Ltd.	104,908

	SOUTH AFRICA — 3.2%
3,635	Bid Corp. Ltd.	70,566

	SOUTH KOREA — 1.4%
2,125	Coupang, Inc.*	31,259

	SWEDEN — 4.2%
5,106	Sandvik A.B.	92,188

	TAIWAN — 8.0%
7,000	Feng TAY Enterprise Co., Ltd.	47,030
1,736	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	129,315
		176,345
	UNITED KINGDOM — 6.3%
499	AstraZeneca PLC	67,672
576	Endava PLC - ADR*	44,064
1,251	Wizz Air Holdings PLC*	28,802
		140,538
	UNITED STATES — 6.7%
133	American Tower Corp. - REIT	28,177
2,545	Baker Hughes Co.	75,154
131	Mastercard, Inc. - Class A	45,553
		148,884
	VIETNAM — 3.0%
20,774	Vietnam Dairy Products JSC	67,058

	TOTAL COMMON STOCKS
	(Cost $2,126,580)	2,086,482
60

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.7%
$81,065	UMB Bank Demand Deposit, 3.95%[1]	$81,065
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $81,065)	81,065

	TOTAL INVESTMENTS — 97.8%
	(Cost $2,207,645)	2,167,547

	Other Assets in Excess of Liabilities — 2.2%	49,363
	TOTAL NET ASSETS — 100.0%	$2,216,910

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

61

WCM Developing World Equity Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	25.5%
Technology	16.7%
Consumer Discretionary	11.1%
Communications	11.0%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	6.2%
Energy	3.4%
Materials	1.4%
Real Estate	1.3%
Total Common Stocks	94.1%
Short-Term Investments	3.7%
Total Investments	97.8%
Other Assets in Excess of Liabilities	2.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

62

WCM International Equity Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 94.5%
	ARGENTINA — 0.8%
560	MercadoLibre, Inc.*	$473,894

	CANADA — 5.7%
14,742	Canadian National Railway Co.	1,751,184
4,830	Intact Financial Corp.	695,285
68,936	Ivanhoe Mines Ltd. - Class A*	544,767
11,070	Shopify, Inc. - Class A*	384,240
		3,375,476
	DENMARK — 5.2%
17,860	Novo Nordisk A/S - Class B	2,411,568
23,490	Vestas Wind Systems A/S	683,383
		3,094,951
	FRANCE — 2.3%
11,610	Airbus S.E.	1,379,728

	GERMANY — 2.7%
7,200	adidas A.G.	982,350
36,800	Evotec S.E.*	601,122
		1,583,472
	HONG KONG — 4.3%
232,080	AIA Group Ltd.	2,580,814

	INDIA — 3.9%
34,290	HDFC Bank Ltd. - ADR	2,345,779

	INDONESIA — 2.2%
5,533,700	Telkom Indonesia Persero Tbk P.T.	1,332,993

	IRELAND — 7.2%
5,600	Accenture PLC - Class A	1,494,304
9,390	Aon PLC - Class A	2,818,315
		4,312,619
	JAPAN — 3.6%
8,734	Cosmos Pharmaceutical Corp.	887,775
8,120	Daikin Industries Ltd.	1,249,802
		2,137,577
	MEXICO — 3.2%
61,890	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	886,593
63

WCM International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
392,580	Megacable Holdings S.A.B. de C.V.	$1,043,173
		1,929,766
	NETHERLANDS — 2.7%
850	Adyen N.V.*	1,172,276
750	ASML Holding N.V.	409,800
		1,582,076
	PERU — 2.9%
12,530	Credicorp Ltd.	1,699,820

	SINGAPORE — 4.8%
125,513	United Overseas Bank Ltd.	2,876,847

	SOUTH KOREA — 1.0%
42,180	Coupang, Inc.*	620,468

	SPAIN — 4.5%
230,080	Iberdrola S.A.	2,691,902

	SWEDEN — 4.1%
134,770	Sandvik A.B.	2,433,245

	SWITZERLAND — 2.4%
20,756	Alcon, Inc.	1,422,824

	TAIWAN — 3.9%
158,000	Feng TAY Enterprise Co., Ltd.	1,061,541
16,960	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,263,351
		2,324,892
	UNITED KINGDOM — 15.2%
40,150	AstraZeneca PLC - ADR	2,722,170
93,824	Compass Group PLC	2,174,898
15,660	Endava PLC - ADR*	1,197,990
16,010	London Stock Exchange Group PLC	1,381,133
79,035	Persimmon PLC	1,162,785
8,970	Unilever PLC - ADR	451,640
		9,090,616
	UNITED STATES — 11.9%
4,331	American Tower Corp. - REIT	917,565
72,562	Baker Hughes Co.	2,142,756
64

WCM International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
16,850	International Flavors & Fragrances, Inc.	$1,766,554
6,630	Mastercard, Inc. - Class A	2,305,450
		7,132,325
	TOTAL COMMON STOCKS
	(Cost $53,398,620)	56,422,084

Principal Amount
	SHORT-TERM INVESTMENTS — 5.6%
$3,363,671	UMB Bank Demand Deposit, 3.95%[1]	3,363,671
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,363,671)	3,363,671

	TOTAL INVESTMENTS — 100.1%
	(Cost $56,762,291)	59,785,755

	Liabilities in Excess of Other Assets — (0.1)%	(37,425)
	TOTAL NET ASSETS — 100.0%	$59,748,330

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

65

WCM International Equity Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	24.1%
Industrials	16.5%
Technology	13.8%
Health Care	12.0%
Consumer Discretionary	7.2%
Energy	4.7%
Utilities	4.5%
Communications	4.0%
Materials	3.9%
Consumer Staples	2.3%
Real Estate	1.5%
Total Common Stocks	94.5%
Short-Term Investments	5.6%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

66

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 99.2%
	BELGIUM — 7.4%
4,850	D'ieteren Group	$930,336
4,100	KBC Group N.V.	263,678
		1,194,014
	CANADA — 7.0%
8,001	Brookfield Asset Management Ltd. - Class A*	229,374
7,350	Brookfield Corp.	231,231
5,770	Canadian Natural Resources Ltd.	320,408
4,020	CGI, Inc.*	346,243
		1,127,256
	CHINA — 3.6%
1,600	Baidu, Inc. - ADR*	183,008
87,000	China Mengniu Dairy Co., Ltd.*	394,568
		577,576
	FRANCE — 1.8%
1,700	Capgemini S.E.	283,788

	GERMANY — 5.2%
15,840	Deutsche Telekom A.G.	316,020
2,700	Merck KGaA	522,832
		838,852
	HONG KONG — 4.0%
28,170	AIA Group Ltd.	313,261
29,940	Techtronic Industries Co., Ltd.	334,094
		647,355
	INDIA — 6.6%
30,600	ICICI Bank Ltd. - ADR	669,834
6,330	Reliance Industries Ltd. - GDR	389,295
		1,059,129
	IRELAND — 5.9%
2,840	ICON PLC*	551,670
2,360	Trane Technologies PLC	396,692
		948,362
	ISRAEL — 3.5%
60,980	Israel Discount Bank Ltd. - Class A	320,591
1,280	Nice Ltd. - ADR*	246,144
		566,735
67

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 19.2%
4,100	Advantest Corp.	$264,919
6,900	Bandai Namco Holdings, Inc.	437,112
10,300	FUJIFILM Holdings Corp.	519,945
9,600	Recruit Holdings Co., Ltd.	305,541
6,050	Sony Group Corp. - ADR	461,494
11,400	Square Enix Holdings Co., Ltd.	532,475
12,000	TechnoPro Holdings, Inc.	322,310
800	Tokyo Electron Ltd.	237,001
		3,080,797
	MEXICO — 3.7%
20,200	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	168,872
58,710	Grupo Financiero Banorte S.A.B. de C.V. - Class O	421,529
		590,401
	NORWAY — 2.2%
20,230	Mowi A.S.A.	345,261
	RUSSIA — 0.0%
8,120	HeadHunter Group PLC - ADR[1]	—
34,600	Sberbank of Russia PJSC - ADR*,1	—
		—
	SWEDEN — 5.0%
22,590	Atlas Copco A.B. - A Shares	266,493
12,760	Getinge A.B. - B Shares	264,496
14,940	Sandvik A.B.	269,739
		800,728
	SWITZERLAND — 9.5%
2,080	Chubb Ltd.	458,848
83,700	Glencore PLC*	558,944
850	Roche Holding A.G.	267,033
2,170	TE Connectivity Ltd.	249,116
		1,533,941
	TAIWAN — 1.5%
3,310	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	246,562

	THAILAND — 2.9%
3,590	Fabrinet*	460,310

	UNITED ARAB EMIRATES — 2.9%
130,460	Network International Holdings PLC*	469,984
68

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 4.8%
5,250	AstraZeneca PLC - ADR	$355,950
15,130	RELX PLC - ADR	419,404
		775,354
	UNITED STATES — 2.5%
7,610	Schlumberger Ltd.	406,831
	TOTAL COMMON STOCKS
	(Cost $18,140,775)	15,953,236

Principal Amount
	SHORT-TERM INVESTMENTS — 1.5%
$232,558	UMB Bank Demand Deposit, 3.95%[2]	232,558
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $232,558)	232,558

	TOTAL INVESTMENTS — 100.7%
	(Cost $18,373,333)	16,185,794

	Liabilities in Excess of Other Assets — (0.7)%	(108,166)
	TOTAL NET ASSETS — 100.0%	$16,077,628

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

69

WCM Focused International Value Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	26.6%
Financials	18.1%
Industrials	12.4%
Health Care	12.2%
Communications	9.1%
Energy	6.9%
Consumer Discretionary	5.8%
Consumer Staples	4.6%
Materials	3.5%
Total Common Stocks	99.2%
Short-Term Investments	1.5%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

70

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 92.4%
	ARGENTINA — 2.4%
3,530	Globant S.A.*	$593,605

	BELGIUM — 3.7%
4,626	D'ieteren Group	887,368

	BRAZIL — 1.3%
320,300	Hapvida Participacoes e Investimentos S.A.*	308,179

	CANADA — 4.0%
330	Constellation Software, Inc.	515,219
28,910	PrairieSky Royalty Ltd.	463,329
		978,548
	CHINA — 5.7%
72,000	Li Ning Co., Ltd.	624,944
68,800	Shenzhou International Group Holdings Ltd.	773,895
		1,398,839
	CYPRUS — 0.0%
3,700	TCS Group Holding PLC - GDR*,1	—

	FAROE ISLANDS — 2.3%
8,690	Bakkafrost P/F	546,407

	FRANCE — 5.2%
12,290	Edenred	669,359
5,550	Gaztransport Et Technigaz S.A.	592,903
		1,262,262
	GERMANY — 7.2%
2,370	MTU Aero Engines A.G.	512,967
11,315	Puma S.E.	686,749
11,140	Scout24 S.E.	559,623
		1,759,339
	HONG KONG — 1.8%
39,850	Techtronic Industries Co., Ltd.	444,678

	INDIA — 1.5%
8,860	Divi's Laboratories Ltd.	365,538

	IRELAND — 8.4%
3,540	Flutter Entertainment PLC*	483,155
71

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
1,920	ICON PLC*	$372,960
6,090	Ryanair Holdings PLC - ADR*	455,288
4,030	STERIS PLC	744,301
		2,055,704
	ITALY — 8.1%
12,430	Amplifon S.p.A.	370,159
49,700	Davide Campari-Milano N.V.	504,555
12,070	Moncler S.p.A.	639,547
25,870	Stevanato Group S.p.A.	464,884
		1,979,145
	JAPAN — 15.0%
20,070	BayCurrent Consulting, Inc.	629,290
2,028	Disco Corp.	583,336
6,828	GMO Payment Gateway, Inc.	568,133
22,500	Kobe Bussan Co., Ltd.	649,764
3,240	Lasertec Corp.	536,831
16,900	MonotaRO Co., Ltd.	239,129
35,300	Nihon M&A Center Holdings, Inc.	438,157
		3,644,640
	NETHERLANDS — 6.3%
2,140	ASM International N.V.	539,811
10,080	Elastic N.V.*	519,120
6,370	Euronext N.V.	471,579
		1,530,510
	NORWAY — 1.7%
221,160	AutoStore Holdings Ltd.*	404,652

	POLAND — 2.2%
6,190	Dino Polska S.A.*	530,220

	RUSSIA — 0.0%
9,200	Yandex N.V. - Class A*,1	—

	SPAIN — 1.9%
8,850	Amadeus IT Group S.A.*	459,931

	SWEDEN — 5.9%
7,940	Evolution A.B.	772,626
72

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
71,560	Nibe Industrier A.B. - B Shares	$665,888
		1,438,514
	SWITZERLAND — 4.0%
6,510	Bachem Holding A.G.	562,154
3,680	Straumann Holding A.G.	420,253
		982,407
	UNITED KINGDOM — 3.8%
18,930	Halma PLC	451,739
70,180	Howden Joinery Group PLC	476,464
		928,203
	TOTAL COMMON STOCKS
	(Cost $23,359,956)	22,498,689

Principal Amount
	SHORT-TERM INVESTMENTS — 6.0%
$1,465,918	UMB Bank Demand Deposit, 3.95%[2]	1,465,918
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,465,918)	1,465,918

	TOTAL INVESTMENTS — 98.4%
	(Cost $24,825,874)	23,964,607

	Other Assets in Excess of Liabilities — 1.6%	398,229
	TOTAL NET ASSETS — 100.0%	$24,362,836

ADR – American Depository Receipt
GDR – Global Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

73

WCM Focused International Opportunities Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	22.9%
Technology	19.6%
Industrials	15.5%
Health Care	14.8%
Consumer Staples	9.2%
Energy	4.4%
Financials	3.7%
Communications	2.3%
Total Common Stocks	92.4%
Short-Term Investments	6.0%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

74

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 100.4%
	COMMUNICATIONS — 4.4%
338	GoDaddy, Inc. - Class A*	$25,289

	CONSUMER DISCRETIONARY — 13.9%
296	CarMax, Inc.*	18,023
389	Masco Corp.	18,154
39	Pool Corp.	11,791
170	Wyndham Hotels & Resorts, Inc.	12,123
493	YETI Holdings, Inc.*	20,366
		80,457
	CONSUMER STAPLES — 2.4%
301	Ollie's Bargain Outlet Holdings, Inc.*	14,099

	FINANCIALS — 11.9%
483	Brown & Brown, Inc.	27,517
627	Focus Financial Partners, Inc. - Class A*	23,368
14	Markel Corp.*	18,445
		69,330
	HEALTH CARE — 8.2%
35	Chemed Corp.	17,865
35	Molina Healthcare, Inc.*	11,558
141	Zimmer Biomet Holdings, Inc.	17,977
		47,400
	INDUSTRIALS — 20.3%
267	Graco, Inc.	17,958
45	IDEX Corp.	10,275
131	Landstar System, Inc.	21,340
103	Lincoln Electric Holdings, Inc.	14,882
2,383	R1 RCM, Inc.*	26,094
102	SiteOne Landscape Supply, Inc.*	11,967
62	Watsco, Inc.	15,463
		117,979
	MATERIALS — 12.4%
139	Ashland, Inc.	14,947
83	Carlisle Cos., Inc.	19,559
1,242	Element Solutions, Inc.	22,592
353	Trex Co., Inc.*	14,942
		72,040
	REAL ESTATE — 6.2%
203	CBRE Group, Inc. - Class A*	15,623
75

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
129	Jones Lang LaSalle, Inc.*	$20,559
		36,182
	TECHNOLOGY — 20.7%
207	Booz Allen Hamilton Holding Corp.	21,636
150	CDW Corp.	26,787
276	Entegris, Inc.	18,103
184	MKS Instruments, Inc.	15,590
162	PTC, Inc.*	19,446
72	Zebra Technologies Corp. - Class A*	18,462
		120,024
	TOTAL COMMON STOCKS
	(Cost $600,467)	582,800

Principal Amount
	SHORT-TERM INVESTMENTS — 2.2%
$13,024	UMB Bank Demand Deposit, 3.95%[1]	13,024
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,024)	13,024

	TOTAL INVESTMENTS — 102.6%
	(Cost $613,491)	595,824
	Liabilities in Excess of Other Assets — (2.6)%	(15,380)
	Net Assets — 100.0%	$580,444

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

76

WCM Mid Cap Quality Value Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	20.7%
Industrials	20.3%
Consumer Discretionary	13.9%
Materials	12.4%
Financials	11.9%
Health Care	8.2%
Real Estate	6.2%
Communications	4.4%
Consumer Staples	2.4%
Total Common Stocks	100.4%
Short-Term Investments	2.2%
Total Investments	102.6%
Liabilities in Excess of Other Assets	(2.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

77

WCM Focused Emerging Markets Ex China Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS — 85.7%
	ARGENTINA — 1.7%
50	Globant S.A.*	$8,408

	BRAZIL — 4.6%
8,100	Hapvida Participacoes e Investimentos S.A.*	7,793
2,076	NU Holdings Ltd. - Class A*	8,449
1,300	TOTVS S.A.	6,801
		23,043
	INDIA — 21.5%
315	Divi's Laboratories Ltd.	12,996
683	HDFC Bank Ltd.	13,442
897	ICICI Bank Ltd.	9,659
751	Kotak Mahindra Bank Ltd.	16,587
572	Muthoot Finance Ltd.	7,350
259	PI Industries Ltd.	10,707
561	Star Health & Allied Insurance Co., Ltd.*	3,840
260	Tata Consultancy Services Ltd.	10,235
742	Tata Consumer Products Ltd.*	6,879
183	WNS Holdings Ltd. - ADR*	14,638
		106,333
	INDONESIA — 3.0%
27,300	Bank Central Asia Tbk P.T.	14,994

	MEXICO — 11.1%
700	Arca Continental SAB de C.V.	5,684
2,600	Becle SAB de C.V.	5,653
450	Gruma SAB de C.V. - Series B	6,021
1,100	Grupo Aeroportuario del Centro Norte SAB de C.V.	8,472
355	Grupo Aeroportuario del Sureste SAB de C.V. - Series B	8,283
1,300	Regional SAB de C.V.	9,346
3,300	Wal-Mart de Mexico SAB de C.V.	11,616
		55,075
	NETHERLANDS — 2.0%
162	BE Semiconductor Industries N.V.	9,808

	PERU — 1.1%
39	Credicorp Ltd.	5,291

	POLAND — 3.7%
216	Dino Polska S.A.*	18,502
78

WCM Focused Emerging Markets Ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH AFRICA — 4.9%
305	Bid Corp. Ltd.	$5,921
125	Capitec Bank Holdings Ltd.	13,673
296	Clicks Group Ltd.	4,705
		24,299
	SOUTH KOREA — 1.7%
586	Coupang, Inc.*	8,620

	TAIWAN — 20.4%
499	Advantech Co., Ltd.	5,374
498	Airtac International Group	15,085
114	ASPEED Technology, Inc.	6,250
498	King Slide Works Co., Ltd.	6,222
279	momo.com, Inc.	5,827
1,000	Nien Made Enterprise Co., Ltd.	9,582
496	Silergy Corp.	7,044
1,000	Sinbon Electronics Co., Ltd.	8,947
2,487	Taiwan Semiconductor Manufacturing Co., Ltd.	36,291
27	Universal Vision Biotechnology Co., Ltd.	262
		100,884
	THAILAND — 2.6%
101	Fabrinet*	12,950

	UNITED ARAB EMIRATES — 1.6%
2,226	Network International Holdings PLC*	8,019

	UNITED KINGDOM — 2.6%
3,349	Baltic Classifieds Group PLC	5,700
92	Endava PLC - ADR*	7,038
		12,738
	UNITED STATES — 3.2%
32	EPAM Systems, Inc.*	10,488
350	Freshworks, Inc. - Class A*	5,148
		15,636
	TOTAL COMMON STOCKS
	(Cost $428,645)	424,600

	EXCHANGE-TRADED FUNDS — 5.4%
711	iShares MSCI Saudi Arabia ETF	26,819

	EXCHANGE-TRADED FUNDS
	(Cost $27,138)	26,819

79

WCM Focused Emerging Markets Ex China Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 99.0%
$490,135	UMB Bank Demand Deposit, 3.95%[1]	$490,135
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $490,135)	490,135

	TOTAL INVESTMENTS — 190.1%
	(Cost $945,918)	941,554

	Liabilities in Excess of Other Assets — (90.1)%	(446,173)
	TOTAL NET ASSETS — 100.0%	$495,381

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

80

WCM Focused Emerging Markets Ex China Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	31.8%
Financials	20.7%
Consumer Staples	13.1%
Industrials	7.7%
Consumer Discretionary	4.8%
Health Care	4.2%
Materials	2.2%
Communications	1.2%
Total Common Stocks	85.7%
Exchange-Traded Funds	5.4%
Short-Term Investments	99.0%
Total Investments	190.1%
Liabilities in Excess of Other Assets	(90.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

81

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2022

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$13,440,218,686	$1,679,365,218	$292,017,202
Foreign currency, at cost	-	1,656,894	-
Investments, at value	$16,083,980,357	$1,436,113,940	$284,258,313
Foreign currency, at value	-	1,694,027	-
Receivables:
Investment securities sold	27,614,895	-	6,668,544
Fund shares sold	9,108,651	2,598,243	359,325
Reclaims receivable	25,748,260	-	119,834
Dividends and interest	4,672,332	864,041	168,742
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	10,426	49,359	28,575
Total assets	16,151,134,921	1,441,319,610	291,603,333
Liabilities:
Payables:
Investment securities purchased	20,987,879	-	-
Fund shares redeemed	28,154,794	3,592,441	806,330
Advisory fees	12,039,038	1,191,935	195,126
Shareholder servicing fees (Note 7)	451,395	621,201	38,591
Distribution fees (Note 8)	155,338	26,400	2,950
Fund administration fees	1,216,644	154,715	47,498
Fund accounting fees	527,311	69,697	36,546
Transfer agent fees and expenses	224,901	66,347	17,948
Custody fees	773,000	552,478	29,828
Shareholder reporting fees	361,279	51,051	2,374
Trustees' deferred compensation (Note 3)	107,986	13,951	8,628
Auditing fees	19,093	19,093	19,093
Trustees' fees and expenses	15,694	3,264	2,094
Legal fees	6,475	8,208	3,903
Chief Compliance Officer fees	1,134	834	2,473
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	207,848	31,302	9,434
Total liabilities	65,249,809	6,402,917	1,222,816
Net Assets	$16,085,885,112	$1,434,916,693	$290,380,517
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	13,767,051,631	2,052,550,440	324,087,870
Total distributable earnings (accumulated deficit)	2,318,833,481	(617,633,747)	(33,707,353)
Net Assets	$16,085,885,112	$1,434,916,693	$290,380,517
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$695,035,914	$125,641,183	$12,942,866
Shares of beneficial interest issued and outstanding	35,761,960	9,869,462	766,770
Net asset value, offering and redemption price per share	$19.44	$12.73	$16.88
Institutional Class:
Net assets applicable to shares outstanding	$15,390,849,198	$1,309,275,510	$277,437,651
Shares of beneficial interest issued and outstanding	782,855,201	101,644,643	16,056,833
Net asset value, offering and redemption price per share	$19.66	$12.88	$17.28

See accompanying Notes to Financial Statements.

82

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2022

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund
Assets:
Investments, at cost	$341,873,294	$34,580,951	$121,436,657
Foreign currency, at cost	318,488	-	-
Investments, at value	$290,214,208	$33,769,628	$124,856,613
Foreign currency, at value	322,120	-	-
Receivables:
Investment securities sold	3,707,992	-	-
Fund shares sold	28,995	937	568,240
Reclaims receivable	318,856	-	-
Dividends and interest	253,624	10,069	34,940
Due from Advisor	-	1,554	-
Offering costs	-	-	-
Prepaid expenses	90	21,042	11,254
Total assets	294,845,885	33,803,230	125,471,047
Liabilities:
Payables:
Investment securities purchased	-	-	7,128,832
Fund shares redeemed	881,427	721,820	58,683
Advisory fees	228,658	-	41,642
Shareholder servicing fees (Note 7)	175,753	6,236	4,567
Distribution fees (Note 8)	-	20	42
Fund administration fees	62,542	10,049	13,320
Fund accounting fees	24,866	8,677	2,935
Transfer agent fees and expenses	24,582	5,610	5,394
Custody fees	102,039	3,756	4,068
Shareholder reporting fees	38,075	2,620	745
Trustees' deferred compensation (Note 3)	9,008	3,528	3,784
Auditing fees	19,089	19,089	19,092
Trustees' fees and expenses	1,708	2,357	2,887
Legal fees	3,416	3,316	5,201
Chief Compliance Officer fees	155	136	636
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	2,888	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	22,010	5,667	9,510
Total liabilities	1,596,216	792,881	7,301,338
Net Assets	$293,249,669	$33,010,349	$118,169,709
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	477,045,931	38,484,617	114,229,882
Total distributable earnings (accumulated deficit)	(183,796,262)	(5,474,268)	3,939,827
Net Assets	$293,249,669	$33,010,349	$118,169,709
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$94,478	$195,744
Shares of beneficial interest issued and outstanding	-	8,952	19,891
Net asset value, offering and redemption price per share	$-	$10.55	$9.84
Institutional Class:
Net assets applicable to shares outstanding	$293,249,669	$32,915,871	$117,973,965
Shares of beneficial interest issued and outstanding	17,785,672	3,094,198	11,872,346
Net asset value, offering and redemption price per share	$16.49	$10.64	$9.94

See accompanying Notes to Financial Statements.

83

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2022

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Assets:
Investments, at cost	$7,704,603	$2,207,645	$56,762,291
Foreign currency, at cost	5,869	321	11,320
Investments, at value	$7,101,441	$2,167,547	$59,785,755
Foreign currency, at value	5,885	338	11,283
Receivables:
Investment securities sold	-	-	-
Fund shares sold	-	78,267	1,000
Reclaims receivable	-	-	718
Dividends and interest	279	2,305	38,959
Due from Advisor	15,902	25,276	-
Offering costs	-	-	-
Prepaid expenses	2,724	21,092	16,026
Total assets	7,126,231	2,294,825	59,853,741
Liabilities:
Payables:
Investment securities purchased	-	66	-
Fund shares redeemed	-	-	-
Advisory fees	-	-	29,785
Shareholder servicing fees (Note 7)	9,658	407	2,938
Distribution fees (Note 8)	32	45	66
Fund administration fees	12,473	11,339	6,887
Fund accounting fees	16,483	14,027	11,286
Transfer agent fees and expenses	10,338	7,502	5,981
Custody fees	22,959	3,609	8,843
Shareholder reporting fees	7,018	1,771	4,983
Trustees' deferred compensation (Note 3)	2,638	2,604	2,616
Auditing fees	19,092	19,092	19,093
Trustees' fees and expenses	2,192	3,507	3,428
Legal fees	10,106	8,484	5,271
Chief Compliance Officer fees	1,570	2,378	1,568
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	5,411	3,084	2,666
Total liabilities	119,970	77,915	105,411
Net Assets	$7,006,261	$2,216,910	$59,748,330
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	11,221,741	2,495,116	56,966,698
Total distributable earnings (accumulated deficit)	(4,215,480)	(278,206)	2,781,632
Net Assets	$7,006,261	$2,216,910	$59,748,330
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$156,970	$321,169	$323,373
Shares of beneficial interest issued and outstanding	13,995	26,497	24,499
Net asset value, offering and redemption price per share	$11.22	$12.12	$13.20
Institutional Class:
Net assets applicable to shares outstanding	$6,849,291	$1,895,741	$59,424,957
Shares of beneficial interest issued and outstanding	607,180	155,628	4,482,048
Net asset value, offering and redemption price per share	$11.28	$12.18	$13.26

See accompanying Notes to Financial Statements.

84

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2022

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Assets:
Investments, at cost	$18,373,333	$24,825,874	$613,491
Foreign currency, at cost	-	244,153	-
Investments, at value	$16,185,794	$23,964,607	$595,824
Foreign currency, at value	-	244,927	-
Receivables:
Investment securities sold	103,326	-	-
Fund shares sold	12,005	662,811	-
Reclaims receivable	17,904	10,836	-
Dividends and interest	10,453	17,035	235
Due from Advisor	7,821	3,133	25,310
Offering costs	-	-	6,577
Prepaid expenses	12,429	3,131	24,277
Total assets	16,349,732	24,906,480	652,223
Liabilities:
Payables:
Investment securities purchased	138,422	421,156	-
Fund shares redeemed	50,618	-	-
Advisory fees	-	-	-
Shareholder servicing fees (Note 7)	5,004	12,624	120
Distribution fees (Note 8)	10	18	2
Fund administration fees	6,777	12,253	3,026
Fund accounting fees	12,632	16,767	2,949
Transfer agent fees and expenses	7,235	8,557	619
Custody fees	9,663	22,979	565
Shareholder reporting fees	3,435	6,410	1,143
Trustees' deferred compensation (Note 3)	2,428	2,054	587
Auditing fees	19,093	19,176	14,963
Trustees' fees and expenses	2,079	3,764	1,438
Legal fees	6,902	9,392	1,811
Chief Compliance Officer fees	1,367	3,279	376
Offering costs - Advisor	-	-	43,691
Non-U.S. Taxes	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	6,439	5,215	489
Total liabilities	272,104	543,644	71,779
Net Assets	$16,077,628	$24,362,836	$580,444
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	20,359,595	33,898,943	599,586
Total distributable earnings (accumulated deficit)	(4,281,967)	(9,536,107)	(19,142)
Net Assets	$16,077,628	$24,362,836	$580,444
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$47,708	$87,102	$9,270
Shares of beneficial interest issued and outstanding	4,204	11,425	1,000
Net asset value, offering and redemption price per share	$11.35	$7.62	$9.27
Institutional Class:
Net assets applicable to shares outstanding	$16,029,920	$24,275,734	$571,174
Shares of beneficial interest issued and outstanding	1,408,630	3,168,565	61,599
Net asset value, offering and redemption price per share	$11.38	$7.66	$9.27

See accompanying Notes to Financial Statements.

85

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2022

WCM Focused Emerging Markets Ex China Fund
Assets:
Investments, at cost	$945,918
Foreign currency, at cost	9,865
Investments, at value	$941,554
Foreign currency, at value	9,898
Receivables:
Investment securities sold	-
Fund shares sold	-
Reclaims receivable	-
Dividends and interest	-
Due from Advisor	16,930
Offering costs	9,739
Prepaid expenses	45,034
Total assets	1,023,155
Liabilities:
Payables:
Investment securities purchased	456,019
Fund shares redeemed	-
Advisory fees	-
Shareholder servicing fees (Note 7)	4
Distribution fees (Note 8)	-
Fund administration fees	219
Fund accounting fees	340
Transfer agent fees and expenses	171
Custody fees	57
Shareholder reporting fees	26
Trustees' deferred compensation (Note 3)	-
Auditing fees	15,500
Trustees' fees and expenses	55
Legal fees	55
Chief Compliance Officer fees	26
Offering costs - Advisor	45,246
Non-U.S. Taxes	-
Offering costs - Related Parties	9,793
Accrued other expenses	263
Total liabilities	527,774
Net Assets	$495,381
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	499,948
Total distributable earnings (accumulated deficit)	(4,567)
Net Assets	$495,381
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$9,908
Shares of beneficial interest issued and outstanding	1,000
Net asset value, offering and redemption price per share	$9.91
Institutional Class:
Net assets applicable to shares outstanding	$485,473
Shares of beneficial interest issued and outstanding	49,000
Net asset value, offering and redemption price per share	$9.91

See accompanying Notes to Financial Statements.

86

WCM Focused International Growth Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends (net of foreign withholding taxes of $9,483,217 and $16,477,385, respectively)	$105,959,205	$163,891,884
Interest	4,739,243	168,863
Total investment income	110,698,448	164,060,747
Expenses:
Advisory fees	98,580,762	221,498,750
Shareholder servicing fees (Note 7)	11,568,803	28,167,749
Distribution fees (Note 8)	1,414,294	4,138,062
Fund administration fees	5,892,018	12,778,439
Fund accounting fees	1,364,634	2,791,032
Transfer agent fees and expenses	712,952	2,114,311
Custody fees	1,717,019	5,108,532
Shareholder reporting fees	423,567	1,225,488
Miscellaneous	203,332	463,680
Registration fees	179,478	616,210
Trustees' fees and expenses	124,364	190,091
Legal fees	42,370	61,393
Insurance fees	30,569	40,735
Auditing fees	19,092	19,000
Chief Compliance Officer fees	3,557	6,468
Offering costs	-	-
Total expenses	122,276,811	279,219,940
Advisory fees (waived) recovered	-	-
Other expenses absorbed	-	-
Net expenses	122,276,811	279,219,940
Net investment income (loss)	(11,578,363)	(115,159,193)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(308,865,603)	587,341,290
Foreign currency transactions	(917,033)	6,645,434
Deferred non-U.S. taxes	-	-
Net realized gain (loss)	(309,782,636)	593,986,724
Net change in unrealized appreciation (depreciation) on:
Investments	(673,092,399)	(5,069,808,086)
Foreign currency translations	1,310,659	(1,964,281)
Deferred non-U.S. taxes	-	-
Net change in unrealized appreciation (depreciation)	(671,781,740)	(5,071,772,367)
Net realized and unrealized gain (loss)	(981,564,376)	(4,477,785,643)
Net Increase (Decrease) in Net Assets from Operations	$(993,142,739)	$(4,592,944,836)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

87

WCM Focused Emerging Markets Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends (net of foreign withholding taxes of $1,852,658 and $1,930,723, respectively)	$15,682,386	$20,465,581
Interest	1,131,826	34,208
Total investment income	16,814,212	20,499,789
Expenses:
Advisory fees	10,427,232	23,313,666
Shareholder servicing fees (Note 7)	1,343,720	3,174,739
Distribution fees (Note 8)	183,691	206,243
Fund administration fees	636,716	1,379,287
Fund accounting fees	189,107	356,416
Transfer agent fees and expenses	168,886	330,055
Custody fees	1,178,775	2,171,789
Shareholder reporting fees	92,219	200,220
Miscellaneous	41,592	157,391
Registration fees	97,683	184,559
Trustees' fees and expenses	16,040	20,882
Legal fees	14,596	16,932
Insurance fees	4,792	6,166
Auditing fees	19,093	19,001
Chief Compliance Officer fees	3,556	5,950
Offering costs	-	-
Total expenses	14,417,698	31,543,296
Advisory fees (waived) recovered	(1,199,965)	(2,194,968)
Other expenses absorbed	-	-
Net expenses	13,217,733	29,348,328
Net investment income (loss)	3,596,479	(8,848,539)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(267,643,280)	(94,063,207)
Foreign currency transactions	(757,913)	(909,093)
Deferred non-U.S. taxes	(1,838,954)	(796,575)
Net realized gain (loss)	(270,240,147)	(95,768,875)
Net change in unrealized appreciation (depreciation) on:
Investments	110,179,871	(572,016,460)
Foreign currency translations	58,006	(19,797)
Deferred non-U.S. taxes	1,571,355	1,147,629
Net change in unrealized appreciation (depreciation)	111,809,232	(570,888,628)
Net realized and unrealized gain (loss)	(158,430,915)	(666,657,503)
Net Increase (Decrease) in Net Assets from Operations	$(154,834,436)	$(675,506,042)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

88

WCM Focused Global Growth Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends (net of foreign withholding taxes of $88,562 and $182,167, respectively)	$1,944,557	$2,794,180
Interest	218,808	5,211
Total investment income	2,163,365	2,799,391
Expenses:
Advisory fees	1,960,909	4,594,743
Shareholder servicing fees (Note 7)	241,681	634,523
Distribution fees (Note 8)	24,896	54,083
Fund administration fees	208,328	408,859
Fund accounting fees	95,116	139,171
Transfer agent fees and expenses	46,824	89,325
Custody fees	61,291	114,297
Shareholder reporting fees	16,201	36,055
Miscellaneous	10,218	23,068
Registration fees	70,797	100,542
Trustees' fees and expenses	6,847	10,052
Legal fees	7,440	9,435
Insurance fees	2,900	3,528
Auditing fees	19,093	19,000
Chief Compliance Officer fees	5,556	5,450
Offering costs	-	-
Total expenses	2,778,097	6,242,131
Advisory fees (waived) recovered	(330,902)	(512,187)
Other expenses absorbed	-	-
Net expenses	2,447,195	5,729,944
Net investment income (loss)	(283,830)	(2,930,553)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(24,009,799)	28,755,356
Foreign currency transactions	(3,489)	(13,453)
Deferred non-U.S. taxes	-	-
Net realized gain (loss)	(24,013,288)	28,741,903
Net change in unrealized appreciation (depreciation) on:
Investments	(7,370,137)	(126,828,734)
Foreign currency translations	5,014	(8,032)
Deferred non-U.S. taxes	-	-
Net change in unrealized appreciation (depreciation)	(7,365,123)	(126,836,766)
Net realized and unrealized gain (loss)	(31,378,411)	(98,094,863)
Net Increase (Decrease) in Net Assets from Operations	$(31,662,241)	$(101,025,416)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

89

WCM International Small Cap Growth Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends (net of foreign withholding taxes of $319,145 and $658,722, respectively)	$2,423,875	$5,061,332
Interest	165,628	4,918
Total investment income	2,589,503	5,066,250
Expenses:
Advisory fees	2,490,418	8,271,001
Shareholder servicing fees (Note 7)	335,288	1,046,462
Distribution fees (Note 8)	-	-
Fund administration fees	223,067	564,538
Fund accounting fees	105,256	173,690
Transfer agent fees and expenses	49,167	103,164
Custody fees	334,672	625,773
Shareholder reporting fees	41,633	75,031
Miscellaneous	14,524	65,415
Registration fees	56,286	117,505
Trustees' fees and expenses	7,175	11,068
Legal fees	9,242	10,886
Insurance fees	3,163	4,234
Auditing fees	19,290	18,699
Chief Compliance Officer fees	3,554	4,950
Offering costs	-	-
Total expenses	3,692,735	11,092,416
Advisory fees (waived) recovered	(579,715)	(753,667)
Other expenses absorbed	-	-
Net expenses	3,113,020	10,338,749
Net investment income (loss)	(523,517)	(5,272,499)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(107,133,977)	26,810,696
Foreign currency transactions	(15,775)	(127,413)
Deferred non-U.S. taxes	(800,670)	(2,125,109)
Net realized gain (loss)	(107,950,422)	24,558,174
Net change in unrealized appreciation (depreciation) on:
Investments	18,648,277	(190,043,452)
Foreign currency translations	32,475	(33,136)
Deferred non-U.S. taxes	1,041,526	388,787
Net change in unrealized appreciation (depreciation)	19,722,278	(189,687,801)
Net realized and unrealized gain (loss)	(88,228,144)	(165,129,627)
Net Increase (Decrease) in Net Assets from Operations	$(88,751,661)	$(170,402,126)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

90

WCM Small Cap Growth Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends	$88,326	$198,858
Interest	17,685	624
Total investment income	106,011	199,482
Expenses:
Advisory fees	234,582	531,966
Shareholder servicing fees (Note 7)	29,108	46,464
Distribution fees (Note 8)	135	229
Fund administration fees	39,693	75,542
Fund accounting fees	39,085	65,257
Transfer agent fees and expenses	22,827	40,762
Custody fees	12,518	12,409
Shareholder reporting fees	8,602	2,030
Miscellaneous	5,755	6,500
Registration fees	29,629	35,140
Trustees' fees and expenses	5,413	5,632
Legal fees	6,928	5,114
Insurance fees	2,351	2,950
Auditing fees	19,310	18,679
Chief Compliance Officer fees	3,554	4,950
Offering costs	-	-
Total expenses	459,490	853,624
Advisory fees (waived) recovered	(210,046)	(188,353)
Other expenses absorbed	-	-
Net expenses	249,444	665,271
Net investment income (loss)	(143,433)	(465,789)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,471,823)	2,964,759
Foreign currency transactions	-	-
Deferred non-U.S. taxes	-	-
Net realized gain (loss)	(4,471,823)	2,964,759
Net change in unrealized appreciation (depreciation) on:
Investments	2,654,126	(15,542,258)
Foreign currency translations	-	-
Deferred non-U.S. taxes	-	-
Net change in unrealized appreciation (depreciation)	2,654,126	(15,542,258)
Net realized and unrealized gain (loss)	(1,817,697)	(12,577,499)
Net Increase (Decrease) in Net Assets from Operations	$(1,961,130)	$(13,043,288)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

91

WCM SMID Quality Value Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends	$348,911	$525,910
Interest	93,546	1,775
Total investment income	442,457	527,685
Expenses:
Advisory fees	660,849	1,033,940
Shareholder servicing fees (Note 7)	63,529	113,394
Distribution fees (Note 8)	285	424
Fund administration fees	76,170	128,022
Fund accounting fees	40,718	73,644
Transfer agent fees and expenses	26,492	42,724
Custody fees	9,521	16,111
Shareholder reporting fees	2,965	6,214
Miscellaneous	4,670	16,380
Registration fees	19,679	88,442
Trustees' fees and expenses	4,703	8,112
Legal fees	3,370	12,337
Insurance fees	2,415	2,965
Auditing fees	19,093	18,900
Chief Compliance Officer fees	3,556	5,950
Offering costs	-	-
Total expenses	938,015	1,567,559
Advisory fees (waived) recovered	(276,881)	(533,195)
Other expenses absorbed	-	-
Net expenses	661,134	1,034,364
Net investment income (loss)	(218,677)	(506,679)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,598,172	6,151,683
Foreign currency transactions	-	-
Deferred non-U.S. taxes	-	-
Net realized gain (loss)	1,598,172	6,151,683
Net change in unrealized appreciation (depreciation) on:
Investments	(3,955,382)	(15,414,433)
Foreign currency translations	-	-
Deferred non-U.S. taxes	-	-
Net change in unrealized appreciation (depreciation)	(3,955,382)	(15,414,433)
Net realized and unrealized gain (loss)	(2,357,210)	(9,262,750)
Net Increase (Decrease) in Net Assets from Operations	$(2,575,887)	$(9,769,429)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

92

WCM China Quality Growth Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends (net of foreign withholding taxes of $7,285 and $4,912, respectively)	$111,621	$119,605
Interest	4,442	189
Total investment income	116,063	119,794
Expenses:
Advisory fees	64,012	144,514
Shareholder servicing fees (Note 7)	9,619	21,694
Distribution fees (Note 8)	234	467
Fund administration fees	34,812	57,504
Fund accounting fees	44,364	63,388
Transfer agent fees and expenses	27,555	35,512
Custody fees	21,604	90,668
Shareholder reporting fees	4,778	5,979
Miscellaneous	3,627	5,601
Registration fees	27,517	55,869
Trustees' fees and expenses	4,270	6,848
Legal fees	6,032	15,514
Insurance fees	2,319	2,270
Auditing fees	19,092	18,900
Chief Compliance Officer fees	3,556	5,992
Offering costs	-	-
Total expenses	273,391	530,720
Advisory fees (waived) recovered	(64,012)	(144,514)
Other expenses absorbed	(129,129)	(205,067)
Net expenses	80,250	181,139
Net investment income (loss)	35,813	(61,345)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,377,950)	(912,972)
Foreign currency transactions	(2,222)	(759)
Deferred non-U.S. taxes	-	-
Net realized gain (loss)	(2,380,172)	(913,731)
Net change in unrealized appreciation (depreciation) on:
Investments	1,997,664	(4,353,971)
Foreign currency translations	413	(392)
Deferred non-U.S. taxes	-	-
Net change in unrealized appreciation (depreciation)	1,998,077	(4,354,363)
Net realized and unrealized gain (loss)	(382,095)	(5,268,094)
Net Increase (Decrease) in Net Assets from Operations	$(346,282)	$(5,329,439)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

93

 WCM Developing World Equity Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends (net of foreign withholding taxes of $2,915 and $2,920, respectively)	$39,131	$41,439
Interest	1,482	47
Total investment income	40,613	41,486
Expenses:
Advisory fees	16,708	25,138
Shareholder servicing fees (Note 7)	2,041	2,113
Distribution fees (Note 8)	173	74
Fund administration fees	39,462	52,549
Fund accounting fees	41,821	52,317
Transfer agent fees and expenses	24,524	35,486
Custody fees	17,408	57,530
Shareholder reporting fees	5,201	6,979
Miscellaneous	3,249	3,421
Registration fees	31,412	47,638
Trustees' fees and expenses	6,912	4,326
Legal fees	14,447	13,803
Insurance fees	1,926	1,956
Auditing fees	19,092	18,900
Chief Compliance Officer fees	5,555	4,801
Offering costs	-	-
Total expenses	229,931	327,031
Advisory fees (waived) recovered	(16,708)	(25,138)
Other expenses absorbed	(192,168)	(270,398)
Net expenses	21,055	31,495
Net investment income (loss)	19,558	9,991
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(200,016)	246
Foreign currency transactions	(850)	(296)
Deferred non-U.S. taxes	(82)	(1,776)
Net realized gain (loss)	(200,948)	(1,826)
Net change in unrealized appreciation (depreciation) on:
Investments	85,041	(379,544)
Foreign currency translations	248	(233)
Deferred non-U.S. taxes	273	(273)
Net change in unrealized appreciation (depreciation)	85,562	(380,050)
Net realized and unrealized gain (loss)	(115,386)	(381,876)
Net Increase (Decrease) in Net Assets from Operations	$(95,828)	$(371,885)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

94

WCM International Equity Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends (net of foreign withholding taxes of $8,164 and $4,094, respectively)	$118,222	$68,674
Interest	31,951	58
Total investment income	150,173	68,732
Expenses:
Advisory fees	99,193	33,473
Shareholder servicing fees (Note 7)	11,323	3,408
Distribution fees (Note 8)	211	70
Fund administration fees	35,330	52,484
Fund accounting fees	39,479	52,310
Transfer agent fees and expenses	23,525	34,487
Custody fees	22,558	38,994
Shareholder reporting fees	8,492	6,795
Miscellaneous	3,356	2,804
Registration fees	31,219	33,232
Trustees' fees and expenses	6,897	4,326
Legal fees	10,798	13,787
Insurance fees	2,302	1,956
Auditing fees	19,093	18,900
Chief Compliance Officer fees	4,554	4,992
Offering costs	-	-
Total expenses	318,330	302,018
Advisory fees (waived) recovered	(99,193)	(33,473)
Other expenses absorbed	(73,033)	(219,250)
Net expenses	146,104	49,295
Net investment income (loss)	4,069	19,437
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(218,210)	70,341
Foreign currency transactions	(2,499)	(356)
Deferred non-U.S. taxes	-	-
Net realized gain (loss)	(220,709)	69,985
Net change in unrealized appreciation (depreciation) on:
Investments	3,104,443	(384,361)
Foreign currency translations	153	(64)
Deferred non-U.S. taxes	-	-
Net change in unrealized appreciation (depreciation)	3,104,596	(384,425)
Net realized and unrealized gain (loss)	2,883,887	(314,440)
Net Increase (Decrease) in Net Assets from Operations	$2,887,956	$(295,003)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

95

WCM Focused International Value Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends (net of foreign withholding taxes of $28,196 and $17,483, respectively)	$243,729	$137,149
Interest	5,957	114
Total investment income	249,686	137,263
Expenses:
Advisory fees	99,920	77,490
Shareholder servicing fees (Note 7)	12,138	12,334
Distribution fees (Note 8)	95	153
Fund administration fees	33,403	47,059
Fund accounting fees	43,211	63,486
Transfer agent fees and expenses	24,534	35,573
Custody fees	20,215	34,393
Shareholder reporting fees	3,872	5,512
Miscellaneous	4,933	7,002
Registration fees	30,249	44,853
Trustees' fees and expenses	4,198	5,616
Legal fees	6,797	12,870
Insurance fees	2,314	2,454
Auditing fees	19,093	18,900
Chief Compliance Officer fees	4,556	4,992
Offering costs	-	2,469
Total expenses	309,528	375,156
Advisory fees (waived) recovered	(99,920)	(77,490)
Other expenses absorbed	(62,572)	(183,561)
Net expenses	147,036	114,105
Net investment income (loss)	102,650	23,158
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,965,902)	(146,191)
Foreign currency transactions	(1,641)	(380)
Deferred non-U.S. taxes	-	-
Net realized gain (loss)	(1,967,543)	(146,571)
Net change in unrealized appreciation (depreciation) on:
Investments	809,300	(3,451,959)
Foreign currency translations	1,596	(1,516)
Deferred non-U.S. taxes	-	-
Net change in unrealized appreciation (depreciation)	810,896	(3,453,475)
Net realized and unrealized gain (loss)	(1,156,647)	(3,600,046)
Net Increase (Decrease) in Net Assets from Operations	$(1,053,997)	$(3,576,888)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

96

WCM Focused International Opportunities Fund

STATEMENTS OF OPERATIONS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Investment Income:
Dividends (net of foreign withholding taxes of $20,798 and $4,926, respectively)	$176,549	$42,783
Interest	19,718	438
Total investment income	196,267	43,221
Expenses:
Advisory fees	175,173	101,256
Shareholder servicing fees (Note 7)	25,055	15,114
Distribution fees (Note 8)	155	187
Fund administration fees	39,695	53,346
Fund accounting fees	51,060	64,402
Transfer agent fees and expenses	25,276	37,697
Custody fees	57,275	89,399
Shareholder reporting fees	9,582	4,336
Miscellaneous	5,769	6,124
Registration fees	32,118	61,336
Trustees' fees and expenses	6,042	6,501
Legal fees	13,713	15,001
Insurance fees	806	1,151
Auditing fees	6,093	31,082
Chief Compliance Officer fees	6,192	5,501
Offering costs	-	8,773
Total expenses	454,004	501,206
Advisory fees (waived) recovered	(175,173)	(101,256)
Other expenses absorbed	(59,712)	(273,190)
Net expenses	219,119	126,760
Net investment income (loss)	(22,852)	(83,539)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(7,210,370)	(1,407,831)
Foreign currency transactions	2,154	87
Deferred non-U.S. taxes	-	-
Net realized gain (loss)	(7,208,216)	(1,407,744)
Net change in unrealized appreciation (depreciation) on:
Investments	4,685,750	(5,593,396)
Foreign currency translations	1,737	(1,822)
Deferred non-U.S. taxes	-	-
Net change in unrealized appreciation (depreciation)	4,687,487	(5,595,218)
Net realized and unrealized gain (loss)	(2,520,729)	(7,002,962)
Net Increase (Decrease) in Net Assets from Operations	$(2,543,581)	$(7,086,501)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

97

WCM Mid Cap Quality Value Fund

STATEMENT OF OPERATIONS

For the Period July 28, 2022* through December 31, 2022^
Investment Income:
Dividends	$1,423
Interest	500
Total investment income	1,923
Expenses:
Advisory fees	1,713
Shareholder servicing fees (Note 7)	300
Distribution fees (Note 8)	10
Fund administration fees	18,038
Fund accounting fees	14,795
Transfer agent fees and expenses	10,857
Custody fees	2,450
Shareholder reporting fees	4,025
Miscellaneous	2,772
Registration fees	18,068
Trustees' fees and expenses	3,827
Legal fees	13,140
Insurance fees	513
Auditing fees	14,963
Chief Compliance Officer fees	2,351
Offering costs	5,248
Total expenses	113,070
Advisory fees (waived) recovered	(1,713)
Other expenses absorbed	(109,331)
Net expenses	2,026
Net investment income (loss)	(103)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,293)
Foreign currency transactions	-
Deferred non-U.S. taxes	-
Net realized gain (loss)	(1,293)
Net change in unrealized appreciation (depreciation) on:
Investments	(17,667)
Foreign currency translations	-
Deferred non-U.S. taxes	-
Net change in unrealized appreciation (depreciation)	(17,667)
Net realized and unrealized gain (loss)	(18,960)
Net Increase (Decrease) in Net Assets from Operations	$(19,063)

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

98

WCM Focused Emerging Markets Ex China Fund

STATEMENT OF OPERATIONS

For the Period December 29, 2022* through December 31, 2022
Investment Income:
Dividends	$-
Interest	-
Total investment income	-
Expenses:
Advisory fees	41
Shareholder servicing fees (Note 7)	4
Distribution fees (Note 8)	-
Fund administration fees	219
Fund accounting fees	340
Transfer agent fees and expenses	171
Custody fees	56
Shareholder reporting fees	26
Miscellaneous	262
Registration fees	205
Trustees' fees and expenses	55
Legal fees	55
Insurance fees	7
Auditing fees	15,500
Chief Compliance Officer fees	26
Offering costs	54
Total expenses	17,021
Advisory fees (waived) recovered	(41)
Other expenses absorbed	(16,929)
Net expenses	51
Net investment income (loss)	(51)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Foreign currency transactions	(1)
Deferred non-U.S. taxes	-
Net realized gain (loss)	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,364)
Foreign currency translations	(203)
Deferred non-U.S. taxes	-
Net change in unrealized appreciation (depreciation)	(4,567)
Net realized and unrealized gain (loss)	(4,568)
Net Increase (Decrease) in Net Assets from Operations	$(4,619)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

99

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(11,578,363)	$(115,159,193)	$(73,284,889)
Net realized gain (loss) on investments and foreign currency transactions	(309,782,636)	593,986,724	1,177,031,196
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(671,781,740)	(5,071,772,367)	6,531,863,446
Net increase (decrease) in net assets resulting from operations	(993,142,739)	(4,592,944,836)	7,635,609,753
Distributions to Shareholders:
Investor Class	(792,458)	(82,734,321)	(19,617,552)
Institutional Class	(16,408,459)	(1,198,249,547)	(281,277,964)
Total distributions to shareholders	(17,200,917)	(1,280,983,868)	(300,895,516)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	27,358,771	518,278,322	1,179,261,264
Institutional Class	1,609,897,154	5,873,297,782	7,384,907,392
Reinvestment of distributions:
Investor Class	790,531	82,592,645	19,585,649
Institutional Class	14,876,353	1,094,411,720	246,783,016
Cost of shares redeemed:
Investor Class	(379,789,348)	(665,394,020)	(380,102,408)
Institutional Class	(4,366,488,358)	(5,269,046,333)	(3,716,329,694)
Net increase (decrease) in net assets from capital transactions	(3,093,354,897)	1,634,140,116	4,734,105,219
Total increase (decrease) in net assets	(4,103,698,553)	(4,239,788,588)	12,068,819,456
Net Assets:
Beginning of period	20,189,583,665	24,429,372,253	12,360,552,797
End of period	$16,085,885,112	$20,189,583,665	$24,429,372,253
Capital Share Transactions:
Shares sold:
Investor Class	1,436,244	19,728,497	58,831,985
Institutional Class	83,127,015	222,042,533	329,786,999
Shares reinvested:
Investor Class	39,448	3,033,149	828,490
Institutional Class	734,273	39,840,252	10,373,393
Shares redeemed:
Investor Class	(19,852,887)	(27,769,262)	(16,405,010)
Institutional Class	(225,753,828)	(211,447,870)	(169,880,208)
Total increase (decrease) in capital share transactions	(160,269,735)	45,427,299	213,535,649

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

100

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,596,479	$(8,848,539)	$(9,163,039)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(270,240,147)	(95,768,875)	112,959,904
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	111,809,232	(570,888,628)	216,157,114
Net increase (decrease) in net assets resulting from operations	(154,834,436)	(675,506,042)	319,953,979
Distributions to Shareholders:
Investor Class	(401,049)	(2,826,823)	(448,851)
Institutional Class	(6,139,190)	(100,035,505)	(10,353,698)
Total distributions to shareholders	(6,540,239)	(102,862,328)	(10,802,549)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	227,079,228	260,506,831	40,053,512
Institutional Class	535,438,659	1,469,353,271	1,749,846,602
Reinvestment of distributions:
Investor Class	383,681	2,578,231	412,235
Institutional Class	4,852,399	82,871,311	9,107,886
Cost of shares redeemed:
Investor Class	(236,672,893)	(145,368,858)	(28,499,287)
Institutional Class	(793,473,817)	(1,204,460,353)	(250,951,139)
Net increase (decrease) in net assets from capital transactions	(262,392,743)	465,480,433	1,519,969,809
Total increase (decrease) in net assets	(423,767,418)	(312,887,937)	1,829,121,239
Net Assets:
Beginning of period	1,858,684,111	2,171,572,048	342,450,809
End of period	$1,434,916,693	$1,858,684,111	$2,171,572,048
Capital Share Transactions:
Shares sold:
Investor Class	18,212,188	16,099,076	2,189,209
Institutional Class	41,082,828	78,903,465	93,931,052
Shares reinvested:
Investor Class	29,952	138,095	21,892
Institutional Class	374,414	4,391,696	480,121
Shares redeemed:
Investor Class	(18,486,564)	(8,907,137)	(1,519,158)
Institutional Class	(61,068,269)	(67,542,974)	(13,619,443)
Total increase (decrease) in capital share transactions	(19,855,451)	23,082,221	81,483,673

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

101

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(283,830)	$(2,930,553)	$(1,685,000)
Net realized gain (loss) on investments and foreign currency transactions	(24,013,288)	28,741,903	57,026,839
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(7,365,123)	(126,836,766)	98,677,603
Net increase (decrease) in net assets resulting from operations	(31,662,241)	(101,025,416)	154,019,442
Distributions to Shareholders:
Investor Class	(472,100)	(2,212,086)	(590,354)
Institutional Class	(10,182,529)	(53,428,250)	(14,845,357)
Total distributions to shareholders	(10,654,629)	(55,640,336)	(15,435,711)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,112,178	6,366,794	10,590,501
Institutional Class	95,208,490	280,075,915	318,693,384
Reinvestment of distributions:
Investor Class	471,972	2,212,087	589,479
Institutional Class	10,162,459	53,350,711	14,718,151
Cost of shares redeemed:
Investor Class	(4,373,731)	(7,873,611)	(3,600,478)
Institutional Class	(225,296,291)	(212,504,626)	(244,090,392)
Net increase (decrease) in net assets from capital transactions	(121,714,923)	121,627,270	96,900,645
Total increase (decrease) in net assets	(164,031,793)	(35,038,482)	235,484,376
Net Assets:
Beginning of period	454,412,310	489,450,792	253,966,416
End of period	$290,380,517	$454,412,310	$489,450,792
Capital Share Transactions:
Shares sold:
Investor Class	117,851	257,604	465,647
Institutional Class	5,227,604	11,465,445	14,131,084
Shares reinvested:
Investor Class	27,297	87,469	25,343
Institutional Class	574,475	2,067,857	623,122
Shares redeemed:
Investor Class	(244,461)	(324,608)	(155,040)
Institutional Class	(12,403,606)	(9,086,122)	(10,445,366)
Total increase (decrease) in capital share transactions	(6,700,840)	4,467,645	4,644,790

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

102

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(523,517)	$(5,272,499)	$(2,801,037)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(107,950,422)	24,558,174	48,034,098
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	19,722,278	(189,687,801)	112,539,356
Net increase from payment by affiliates (Note 3)	-	-	2,951
Net increase (decrease) in net assets resulting from operations	(88,751,661)	(170,402,126)	157,775,368
Distributions to Shareholders:
Distributions	-	(85,948,627)	(11,529,953)
Total distributions to shareholders	-	(85,948,627)	(11,529,953)
Capital Transactions:
Net proceeds from shares sold:
Institutional class	47,611,724	254,552,436	578,933,817
Reinvestment of distributions:
Institutional class	-	85,596,317	11,387,132
Cost of shares redeemed:
Institutional class	(198,878,717)	(319,026,110)	(54,574,413)
Net increase (decrease) in net assets from capital transactions	(151,266,993)	21,122,643	535,746,536
Total increase (decrease) in net assets	(240,018,654)	(235,228,110)	681,991,951
Net Assets:
Beginning of period	533,268,323	768,496,433	86,504,482
End of period	$293,249,669	$533,268,323	$768,496,433
Capital Share Transactions:
Shares sold:
Institutional class	2,856,246	8,844,760	23,370,076
Shares reinvested:
Institutional class	-	3,022,469	457,498
Shares redeemed:
Institutional class	(11,443,636)	(12,334,192)	(2,137,327)
Total increase (decrease) in capital share transactions	(8,587,390)	(466,963)	21,690,247

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

103

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(143,433)	$(465,789)	$(309,773)
Net realized gain (loss) on investments	(4,471,823)	2,964,759	3,050,310
Net change in unrealized appreciation (depreciation) on investments	2,654,126	(15,542,258)	12,066,248
Net increase (decrease) in net assets resulting from operations	(1,961,130)	(13,043,288)	14,806,785
Distributions to Shareholders:
Investor Class	(169)	(8,947)	(645)
Institutional Class	(59,625)	(4,642,991)	(409,027)
Total distributions to shareholders	(59,794)	(4,651,938)	(409,672)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	20,200	39,675	28,250
Institutional Class	13,564,948	16,781,334	38,739,588
Reinvestment of distributions:
Investor Class	169	8,947	645
Institutional Class	59,607	4,642,991	409,027
Cost of shares redeemed:
Investor Class	(1,825)	(14,170)	(6,501)
Institutional Class	(19,128,791)	(21,489,079)	(349,037)
Net increase (decrease) in net assets from capital transactions	(5,485,692)	(30,302)	38,821,972
Total increase (decrease) in net assets	(7,506,616)	(17,725,528)	53,219,085
Net Assets:
Beginning of period	40,516,965	58,242,493	5,023,408
End of period	$33,010,349	$40,516,965	$58,242,493
Capital Share Transactions:
Shares sold:
Investor Class	1,899	2,576	2,033
Institutional Class	1,268,547	1,276,872	3,147,577
Shares reinvested:
Investor Class	16	640	47
Institutional Class	5,504	330,227	29,704
Shares redeemed:
Investor Class	(174)	(993)	(426)
Institutional Class	(1,832,463)	(1,643,613)	(26,208)
Total increase (decrease) in capital share transactions	(556,671)	(34,291)	3,152,727

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

104

WCM SMID Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(218,677)	$(506,679)	$(269,468)
Net realized gain (loss) on investments	1,598,172	6,151,683	2,359,180
Net change in unrealized appreciation (depreciation) on investments	(3,955,382)	(15,414,433)	23,583,776
Net increase (decrease) in net assets resulting from operations	(2,575,887)	(9,769,429)	25,673,488
Distributions to Shareholders:
Investor Class	(3,547)	(11,632)	-
Institutional Class	(1,978,746)	(6,732,771)	-
Total distributions to shareholders	(1,982,293)	(6,744,403)	-
Capital Transactions:
Net proceeds from shares sold:
Investor Class	41,801	41,311	277,900
Institutional Class	30,891,842	20,185,465	73,097,851
Reinvestment of distributions:
Investor Class	3,547	11,632	-
Institutional Class	1,578,375	5,850,536	-
Cost of shares redeemed:
Investor Class	(12,679)	(17,470)	(175,385)
Institutional Class	(8,986,247)	(9,774,983)	(4,188,601)
Net increase (decrease) in net assets from capital transactions	23,516,639	16,296,491	69,011,765
Total increase (decrease) in net assets	18,958,459	(217,341)	94,685,253
Net Assets:
Beginning of period	99,211,250	99,428,591	4,743,338
End of period	$118,169,709	$99,211,250	$99,428,591
Capital Share Transactions:
Shares sold:
Investor Class	4,378	3,554	24,987
Institutional Class	3,052,176	1,740,069	7,956,284
Shares reinvested:
Investor Class	358	1,022	-
Institutional Class	157,837	510,518	-
Shares redeemed:
Investor Class	(1,256)	(1,492)	(15,172)
Institutional Class	(882,030)	(865,414)	(407,594)
Total increase (decrease) in capital share transactions	2,331,463	1,388,257	7,558,505

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

105

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$35,813	$(61,345)	$(51,976)
Net realized gain (loss) on investments and foreign currency transactions	(2,380,172)	(913,731)	1,199,318
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,998,077	(4,354,363)	1,598,713
Net increase from payment by affiliates (Note 3)	-	-	1,692
Net increase (decrease) in net assets resulting from operations	(346,282)	(5,329,439)	2,747,747
Distributions to Shareholders:
Investor Class	(224)	(15,604)	(1,826)
Institutional Class	(20,988)	(1,232,777)	(171,359)
Total distributions to shareholders	(21,212)	(1,248,381)	(173,185)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	23,591	117,302	158,731
Institutional Class	521,178	6,652,617	9,817,499
Reinvestment of distributions:
Investor Class	223	15,604	1,826
Institutional Class	20,988	1,232,777	171,230
Cost of shares redeemed:
Investor Class	(4,680)	(85,426)	(15,197)
Institutional Class	(3,954,160)	(4,369,953)	(1,328,954)
Net increase (decrease) in net assets from capital transactions	(3,392,860)	3,562,921	8,805,135
Total increase (decrease) in net assets	(3,760,354)	(3,014,899)	11,379,697
Net Assets:
Beginning of period	10,766,615	13,781,514	2,401,817
End of period	$7,006,261	$10,766,615	$13,781,514
Capital Share Transactions:
Shares sold:
Investor Class	2,095	7,274	9,573
Institutional Class	46,094	396,078	593,466
Shares reinvested:
Investor Class	21	994	120
Institutional Class	1,910	78,172	11,221
Shares redeemed:
Investor Class	(448)	(5,743)	(891)
Institutional Class	(385,449)	(281,405)	(77,391)
Total increase (decrease) in capital share transactions	(335,777)	195,370	536,098

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

106

WCM Developing World Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$19,558	$9,991	$42
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(200,948)	(1,826)	82,469
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	85,562	(380,050)	204,066
Net increase (decrease) in net assets resulting from operations	(95,828)	(371,885)	286,577
Distributions to Shareholders:
Investor Class	(1,741)	(1,061)	(529)
Institutional Class	(23,193)	(95,777)	(32,633)
Total distributions to shareholders	(24,934)	(96,838)	(33,162)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	284,586	15,600	7,500
Institutional Class	145,906	1,961,578	674,463
Reinvestment of distributions:
Investor Class	1,741	1,061	528
Institutional Class	23,194	95,777	32,634
Cost of shares redeemed:
Investor Class	(5,109)	(162)	-
Institutional Class	(914,794)	(321,057)	(32,411)
Net increase (decrease) in net assets from capital transactions	(464,476)	1,752,797	682,714
Total increase (decrease) in net assets	(585,238)	1,284,074	936,129
Net Assets:
Beginning of period	2,802,148	1,518,074	581,945
End of period	$2,216,910	$2,802,148	$1,518,074
Capital Share Transactions:
Shares sold:
Investor Class	24,038	1,118	523
Institutional Class	12,110	132,677	46,608
Shares reinvested:
Investor Class	144	75	36
Institutional Class	1,906	6,769	2,216
Shares redeemed:
Investor Class	(426)	(11)	-
Institutional Class	(73,227)	(23,235)	(2,127)
Total increase (decrease) in capital share transactions	(35,455)	117,393	47,256

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

107

WCM International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,069	$19,437	$782
Net realized gain (loss) on investments and foreign currency transactions	(220,709)	69,985	37,015
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,104,596	(384,425)	254,786
Net increase (decrease) in net assets resulting from operations	2,887,956	(295,003)	292,583
Distributions to Shareholders:
Investor Class	(51)	(620)	(220)
Institutional Class	(17,350)	(117,649)	(17,476)
Total distributions to shareholders	(17,401)	(118,269)	(17,696)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	299,115	35,420	1,500
Institutional Class	52,042,884	2,282,401	1,873,430
Reinvestment of distributions:
Investor Class	52	620	220
Institutional Class	17,350	117,649	17,476
Cost of shares redeemed:
Investor Class	(10,000)	(26,166)	-
Institutional Class	(226,294)	(10,000)	(6,681)
Net increase (decrease) in net assets from capital transactions	52,123,107	2,399,924	1,885,945
Total increase (decrease) in net assets	54,993,662	1,986,652	2,160,832
Net Assets:
Beginning of period	4,754,668	2,768,016	607,184
End of period	$59,748,330	$4,754,668	$2,768,016
Capital Share Transactions:
Shares sold:
Investor Class	23,549	2,350	107
Institutional Class	4,151,994	154,992	128,966
Shares reinvested:
Investor Class	3	41	16
Institutional Class	1,302	7,812	1,263
Shares redeemed:
Investor Class	(759)	(1,808)	-
Institutional Class	(17,741)	(669)	(478)
Total increase (decrease) in capital share transactions	4,158,348	162,718	129,874

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

108

WCM Focused International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Period June 29, 2020* through April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$102,650	$23,158	$(827)
Net realized gain (loss) on investments and foreign currency transactions	(1,967,543)	(146,571)	2,613
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	810,896	(3,453,475)	455,097
Net increase (decrease) in net assets resulting from operations	(1,053,997)	(3,576,888)	456,883
Distributions to Shareholders:
Investor Class	(154)	(17)	-
Institutional Class	(105,574)	(3,047)	-
Total distributions to shareholders	(105,728)	(3,064)	-
Capital Transactions:
Net proceeds from shares sold:
Investor Class	500	42,870	42,792
Institutional Class	6,365,442	19,032,345	4,157,960
Reinvestment of distributions:
Investor Class	143	16	-
Institutional Class	105,487	3,047	-
Cost of shares redeemed:
Investor Class	(25,806)	(405)	-
Institutional Class	(6,061,766)	(1,887,646)	(1,414,557)
Net increase (decrease) in net assets from capital transactions	384,000	17,190,227	2,786,195
Total increase (decrease) in net assets	(775,725)	13,610,275	3,243,078
Net Assets:
Beginning of period	16,853,353	3,243,078	-
End of period	$16,077,628	$16,853,353	$3,243,078
Capital Share Transactions:
Shares sold:
Investor Class	47	3,119	3,419
Institutional Class	540,336	1,306,519	330,218
Shares reinvested:
Investor Class	12	1	-
Institutional Class	9,141	197	-
Shares redeemed:
Investor Class	(2,367)	(27)	-
Institutional Class	(528,223)	(143,658)	(105,900)
Total increase (decrease) in capital share transactions	18,946	1,166,151	227,737

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

109

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Period March 30, 2021* through April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(22,852)	$(83,539)	$160
Net realized gain (loss) on investments and foreign currency transactions	(7,208,216)	(1,407,744)	461
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,687,487	(5,595,218)	46,378
Net increase (decrease) in net assets resulting from operations	(2,543,581)	(7,086,501)	46,999
Distributions to Shareholders:
Investor Class	-	(89)	-
Institutional Class	-	(18,947)	-
Total distributions to shareholders	-	(19,036)	-
Capital Transactions:
Net proceeds from shares sold:
Investor Class	80,250	202,021	10,000
Institutional Class	21,883,721	30,809,705	720,000
Reinvestment of distributions:
Investor Class	-	89	-
Institutional Class	-	18,947	-
Cost of shares redeemed:
Investor Class	(75,015)	(71,875)	-
Institutional Class	(16,112,711)	(3,500,177)	-
Net increase (decrease) in net assets from capital transactions	5,776,245	27,458,710	730,000
Total increase (decrease) in net assets	3,232,664	20,353,173	776,999
Net Assets:
Beginning of period	21,130,172	776,999	-
End of period	$24,362,836	$21,130,172	$776,999
Capital Share Transactions:
Shares sold:
Investor Class	10,409	17,139	1,000
Institutional Class	2,895,718	2,817,914	70,579
Shares reinvested:
Investor Class	-	7	-
Institutional Class	-	1,606	-
Shares redeemed:
Investor Class	(10,088)	(7,042)	-
Institutional Class	(2,246,732)	(370,520)	-
Total increase (decrease) in capital share transactions	649,307	2,459,104	71,579

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

110

WCM Mid Cap Quality Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period July 28, 2022* through December 31, 2022^
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(103)
Net realized gain (loss) on investments	(1,293)
Net change in unrealized appreciation (depreciation) on investments	(17,667)
Net increase (decrease) in net assets resulting from operations	(19,063)
Distributions to Shareholders:
Institutional Class	(470)
Total distributions to shareholders	(470)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	589,506
Reinvestment of distributions:
Institutional Class	471
Net increase (decrease) in net assets from capital transactions	599,977
Total increase (decrease) in net assets	580,444
Net Assets:
Beginning of period	-
End of period	$580,444
Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	61,549
Shares reinvested:
Institutional Class	50
Total increase (decrease) in capital share transactions	62,599

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

111

WCM Focused Emerging Markets Ex China Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period December 29, 2022* through December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(51)
Net realized gain (loss) on foreign currency transactions	(1)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,567)
Net increase (decrease) in net assets resulting from operations	(4,619)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	490,000
Net increase (decrease) in net assets from capital transactions	500,000
Total increase (decrease) in net assets	495,381
Net Assets:
Beginning of period	-
End of period	$495,381
Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	49,000
Total increase (decrease) in capital share transactions	50,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

112

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.43	$26.00	$17.10	$16.51	$15.87	$13.84
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.18)	(0.14)	-	0.03	0.03
Net realized and unrealized gain (loss)	(0.93)	(4.12)	9.39	0.60	1.15	2.04
Total from investment operations	(0.97)	(4.30)	9.25	0.60	1.18	2.07
Less Distributions:
From net investment income	-	-	(0.01)	(0.01)	(0.01)	(0.04)
From net realized gain	(0.02)	(1.27)	(0.34)	-	(0.53)	- [2]
Total distributions	(0.02)	(1.27)	(0.35)	(0.01)	(0.54)	(0.04)
Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$19.44	$20.43	$26.00	$17.10	$16.51	$15.87
Total return[3]	(4.75)%[4]	(17.75)%	54.28%	3.64%	7.99%	14.98%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$695,036	$1,106,334	$1,537,934	$271,693	$200,100	$162,025
Ratio of expenses to average net assets	1.29%[5]	1.31%	1.30%	1.26%	1.24%	1.30%
Ratio of net investment income (loss) to average net assets	(0.34)%[5]	(0.68)%	(0.62)%	(0.01)%	0.17%	0.21%
Portfolio turnover rate	17%[4]	23%	25%	20%	21%	26%

^	Fiscal year end changed to December 31, effective December 14, 2022.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

113

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.64	$26.18	$17.17	$16.58	$15.94	$13.89
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.11)	(0.08)	0.04	0.06	0.07
Net realized and unrealized gain (loss)	(0.95)	(4.16)	9.44	0.59	1.16	2.05
Total from investment operations	(0.96)	(4.27)	9.36	0.63	1.22	2.12
Less Distributions:
From net investment income	-	-	(0.01)	(0.04)	(0.05)	(0.07)
From net realized gain	(0.02)	(1.27)	(0.34)	-	(0.53)	- [2]
Total distributions	(0.02)	(1.27)	(0.35)	(0.04)	(0.58)	(0.07)
Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$19.66	$20.64	$26.18	$17.17	$16.58	$15.94
Total return[3]	(4.65)%[4]	(17.51)%	54.73%	3.79%	8.25%	15.30%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,390,849	$19,083,250	$22,891,438	$12,088,860	$7,420,808	$5,576,795
Ratio of expenses to average net assets	1.04%[5]	1.06%	1.05%	1.04%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets	(0.09)%[5]	(0.43)%	(0.37)%	0.21%	0.38%	0.46%
Portfolio turnover rate	17%[4]	23%	25%	20%	21%	26%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

114

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.00	$19.89	$12.71	$12.91	$12.43	$10.28
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.11)	(0.19)	(0.05)	0.14	0.13
Net realized and unrealized gain (loss)	(1.24)	(4.96)	7.54	(0.10)	0.42	2.11
Net increase from payments by affiliates	-	-	-	-	- [2]	-
Total from investment operations	(1.23)	(5.07)	7.35	(0.15)	0.56	2.24
Less Distributions:
From net investment income	(0.04)	-	-	(0.03)	(0.08)	(0.09)
From net realized gain	-	(0.82)	(0.17)	(0.02)	-	-
Total distributions	(0.04)	(0.82)	(0.17)	(0.05)	(0.08)	(0.09)
Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$12.73	$14.00	$19.89	$12.71	$12.91	$12.43
Total return[3]	(8.78)%[4]	(26.54)%	57.93%	(1.17)%	4.64%[5]	21.87%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$125,641	$141,593	$55,369	$26,583	$6,540	$8,950
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.62%[6]	1.59%	1.53%	1.69%	2.05%	2.26%
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.49%[7]	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.00%[6]	(0.71)%	(1.07)%	(0.59)%	(0.88)%	(1.17)%
After fees waived and expenses absorbed	0.12%[6]	(0.62)%	(1.04)%	(0.39)%	1.17%	1.09%
Portfolio turnover rate	18%[4]	39%	35%	23%	48%	47%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.50%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.65%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

115

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.16	$20.06	$12.78	$12.96	$12.47	$10.32
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.07)	(0.15)	(0.02)	0.14	0.13
Net realized and unrealized gain (loss)	(1.25)	(5.01)	7.60	(0.11)	0.43	2.11
Net increase from payments by affiliates	-	-	-	-	- [2]	-
Total from investment operations	(1.22)	(5.08)	7.45	(0.13)	0.57	2.24
Less Distributions:
From net investment income	(0.06)	-	-	(0.03)	(0.08)	(0.09)
From net realized gain	-	(0.82)	(0.17)	(0.02)	-	-
Total distributions	(0.06)	(0.82)	(0.17)	(0.05)	(0.08)	(0.09)
Redemption fee proceeds[1]	-	-	-	-	- [2]	-
Net asset value, end of period	$12.88	$14.16	$20.06	$12.78	$12.96	$12.47
Total return3	(8.62)%[4]	(26.36)%	58.39%	(1.01)%	4.70%[5]	21.79%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,309,276	$1,717,091	$2,116,203	$315,868	$50,850	$22,251
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.37%[6]	1.34%	1.28%	1.45%	1.80%	2.01%
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%	1.25%[7]	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.25%[6]	(0.46)%	(0.82)%	(0.35)%	(0.63)%	(0.92)%
After fees waived and expenses absorbed	0.37%[6]	(0.37)%	(0.79)%	(0.15)%	1.17%	1.09%
Portfolio turnover rate	18%[4]	39%	35%	23%	48%	47%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

116

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.93	$25.28	$17.39	$16.68	$14.96	$13.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.19)	(0.15)	(0.05)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	(1.41)	(3.52)	8.87	1.08	2.21	2.22
Total from investment operations	(1.45)	(3.71)	8.72	1.03	2.13	2.18
Less Distributions:
From net investment income	-	-	-	-	-	(0.04)
From net realized gain	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)	(0.18)
Total distributions	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)	(0.22)
Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$16.88	$18.93	$25.28	$17.39	$16.68	$14.96
Total return3	(7.71)%[4]	(17.30)%	50.55%	6.15%	14.59%	16.81%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,943	$16,396	$21,378	$8,865	$4,541	$3,540
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.44%[5]	1.40%	1.44%	1.50%	1.73%	2.29%
After fees waived and expenses absorbed	1.30%[5]	1.30%	1.30%	1.28%[6]	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.51)%[5]	(0.88)%	(0.80)%	(0.52)%	(0.83)%	(1.13)%
After fees waived and expenses absorbed	(0.37)%[5]	(0.78)%	(0.66)%	(0.30)%	(0.50)%	(0.24)%
Portfolio turnover rate	36%[4]	44%	56%	37%	48%	38%

^	Fiscal year end changed to December 31, effective December 14, 2022.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4	Not annualized.
5	Annualized.
6	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.30%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

117

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.33	$25.70	$17.63	$16.87	$15.06	$13.05
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.13)	(0.09)	(0.01)	(0.04)	- [2]
Net realized and unrealized gain (loss)	(1.44)	(3.60)	8.99	1.09	2.25	2.23
Total from investment operations	(1.45)	(3.73)	8.90	1.08	2.21	2.23
Less Distributions:
From net investment income	-	-	-	-	-	(0.04)
From net realized gain	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)	(0.18)
Total distributions	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)	(0.22)
Redemption fee proceeds[1]	-	-	-	-	0.01	- [2]
Net asset value, end of period	$17.28	$19.33	$25.70	$17.63	$16.87	$15.06
Total return[3]	(7.55)%[4]	(17.09)%	50.89%	6.38%	15.09%	17.13%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$277,438	$438,016	$468,073	$245,101	$93,974	$32,124
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.19%[5]	1.15%	1.19%	1.27%	1.48%	2.04%
After fees waived and expenses absorbed	1.05%[5]	1.05%	1.05%	1.05%[6]	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.26)%[5]	(0.63)%	(0.55)%	(0.29)%	(0.58)%	(0.88)%
After fees waived and expenses absorbed	(0.12)%[5]	(0.53)%	(0.41)%	(0.07)%	(0.25)%	0.01%
Portfolio turnover rate	36%[4]	44%	56%	37%	48%	38%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.05%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.15%.

See accompanying Notes to Financial Statements.

118

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2022^	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.22	$28.63	$16.80	$15.57	$14.79	$11.58
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.18)	(0.19)	(0.10)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	(3.71)	(5.30)	12.76	1.33	1.37	3.41
Net increase from payments by affiliates	-	-	- [2]	-	-	-
Total from investment operations	(3.73)	(5.48)	12.57	1.23	1.28	3.36
Less Distributions:
From net realized gain	-	(2.93)	(0.74)	-	(0.50)	(0.15)
Total distributions	-	(2.93)	(0.74)	-	(0.50)	(0.15)
Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]
Net asset value, end of period	$16.49	$20.22	$28.63	$16.80	$15.57	$14.79
Total return[3]	(18.45)%[4]	(22.04)%	75.46%[5]	7.90%	9.29%	29.18%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$293,250	$533,268	$768,496	$86,504	$11,922	$2,705
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%[6]	1.34%	1.34%	1.79%	4.34%	11.35%
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%	1.25%[7]	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.44)%[6]	(0.73)%	(0.84)%	(1.17)%	(3.55)%	(10.33)%
After fees waived and expenses absorbed	(0.21)%[6]	(0.64)%	(0.75)%	(0.63)%	(0.61)%	(0.38)%
Portfolio turnover rate	56%[4]	87%	82%	67%	81%	58%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

119

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2022^	2022	2021	2020
Net asset value, beginning of period	$11.00	$15.71	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	(0.37)	(3.28)	6.75	(0.68)
Total from investment operations	(0.43)	(3.44)	6.59	(0.73)
Less Distributions:
From net realized gain	(0.02)	(1.27)	(0.15)	-
Total distributions	(0.02)	(1.27)	(0.15)	-
Net asset value, end of period	$10.55	$11.00	$15.71	$9.27
Total return[2]	(3.92)%[3]	(23.65)%	71.37%	(7.30)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$94	$79	$78	$31
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.19%[4]	1.85%	2.33%	10.10%[4]
After fees waived and expenses absorbed	1.30%[4,5]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.74)%[4]	(1.48)%	(2.08)%	(9.69)%[4]
After fees waived and expenses absorbed	(0.85)%[4]	(1.13)%	(1.25)%	(1.09)%[4]
Portfolio turnover rate	45%[3]	57%	51%	51%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.24%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

120

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2022^	2022	2021	2020
Net asset value, beginning of period	$11.07	$15.77	$9.28	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.12)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	(0.37)	(3.31)	6.78	(0.68)
Total from investment operations	(0.41)	(3.43)	6.64	(0.72)
Less Distributions:
From net realized gain	(0.02)	(1.27)	(0.15)	-
Total distributions	(0.02)	(1.27)	(0.15)	-
Net asset value, end of period	$10.64	$11.07	$15.77	$9.28
Total return[2]	(3.72)%[3]	(23.49)%	71.84%	(7.20)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,916	$40,438	$58,164	$4,993
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.94%[4]	1.60%	2.08%	9.85%[4]
After fees waived and expenses absorbed	1.05%[4,5]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.49)%[4]	(1.23)%	(1.83)%	(9.43)%[4]
After fees waived and expenses absorbed	(0.60)%[4]	(0.88)%	(1.00)%	(0.83)%[4]
Portfolio turnover rate	45%[3]	57%	51%	51%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.99%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

121

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2022^	2022	2021	2020
Net asset value, beginning of period	$10.30	$12.11	$7.71	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.08)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	(0.24)	(0.97)	4.47	(2.27)
Total from investment operations	(0.28)	(1.05)	4.40	(2.29)
Less Distributions:
From net realized gain	(0.18)	(0.76)	-	-
Total distributions	(0.18)	(0.76)	-	-
Net asset value, end of period	$9.84	$10.30	$12.11	$7.71
Total return[2]	(2.71)%[3]	(9.29)%	57.07%	(22.90)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$196	$169	$161	$27
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.64%[4]	1.77%	1.97%	15.49%[4]
After fees waived and expenses absorbed	1.23%[4,5]	1.25%	1.25%[6]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.98)%[4]	(1.26)%	(1.43)%	(14.51)%[4]
After fees waived and expenses absorbed	(0.57)%[4]	(0.74)%	(0.71)%	(0.52)%[4]
Portfolio turnover rate	53%[3]	32%	32%	5%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
1	Calculated based on average shares outstanding for the period.
2	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3	Not annualized.
4	Annualized.
5	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.10%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.25%.
6	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

122

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2022^	2022	2021	2020
Net asset value, beginning of period	$10.38	$12.17	$7.73	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.06)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	(0.24)	(0.97)	4.49	(2.26)
Total from investment operations	(0.26)	(1.03)	4.44	(2.27)
Less Distributions:
From net realized gain	(0.18)	(0.76)	-	-
Total distributions	(0.18)	(0.76)	-	-
Net asset value, end of period	$9.94	$10.38	$12.17	$7.73
Total return[2]	(2.50)%[3]	(9.08)%	57.44%	(22.70)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$117,974	$99,042	$99,267	$4,716
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.39%[4]	1.52%	1.72%	15.24%[4]
After fees waived and expenses absorbed	0.98%[4,5]	1.00%	1.00%[6]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.73)%[4]	(1.01)%	(1.18)%	(14.26)%[4]
After fees waived and expenses absorbed	(0.32)%[4]	(0.49)%	(0.46)%	(0.27)%[4]
Portfolio turnover rate	53%[3]	32%	32%	5%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.85%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.00%.
[6]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

123

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022^	2022	2021	2020
Net asset value, beginning of period	$11.19	$18.05	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.11)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	0.03	(5.44)	7.95	0.66
Net increase from payments by affiliates	-	-	- [2]	-
Total from investment operations	0.05	(5.55)	7.78	0.65

Less Distributions:
From net investment income	(0.02)	-	-	-
From net realized gain	-	(1.31)	(0.38)	-
Total distributions	(0.02)	(1.31)	(0.38)	-
Net asset value, end of period	$11.22	$11.19	$18.05	$10.65

Total return[3]	0.42%[4]	(32.83)%	73.73%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$157	$138	$177	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.52%[6]	3.92%	6.21%	18.03%[6]
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.70)%[6]	(3.09)%	(5.72)%	(17.69)%[6]
After fees waived and expenses absorbed	0.32%[6]	(0.67)%	(1.01)%	(1.16)%[6]

Portfolio turnover rate	26%[4]	56%	57%	-%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	Annualized.

See accompanying Notes to Financial Statements.

124

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022^	2022	2021	2020
Net asset value, beginning of period	$11.25	$18.10	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	(0.07)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	0.02	(5.47)	7.95	0.66
Net increase from payments by affiliates	-	-	- [2]	-
Total from investment operations	0.06	(5.54)	7.83	0.65

Less Distributions:
From net investment income	(0.03)	-	-	-
From net realized gain	-	(1.31)	(0.38)	-
Total distributions	(0.03)	(1.31)	(0.38)	-
Net asset value, end of period	$11.28	$11.25	$18.10	$10.65

Total return[3]	0.57%[4]	(32.68)%	74.20%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,849	$10,629	$13,605	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.27%[6]	3.67%	5.96%	17.78%[6]
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.45)%[6]	(2.84)%	(5.47)%	(17.42)%[6]
After fees waived and expenses absorbed	0.57%[6]	(0.42)%	(0.76)%	(0.89)%[6]

Portfolio turnover rate	26%[4]	56%	57%	-%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	Annualized.

See accompanying Notes to Financial Statements.

125

WCM Developing World Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022^	2022	2021	2020
Net asset value, beginning of period	$12.83	$15.11	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.02	(0.03)	0.03
Net realized and unrealized gain (loss)	(0.64)	(1.83)	4.59	0.96
Total from investment operations	(0.57)	(1.81)	4.56	0.99

Less Distributions:
From net investment income	(0.14)	-	(0.03)	-
From net realized gain	-	(0.47)	(0.41)	-
Total distributions	(0.14)	(0.47)	(0.44)	-
Net asset value, end of period	$12.12	$12.83	$15.11	$10.99

Total return[2]	(4.42)%[3]	(12.24)%	41.48%	10.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$321	$35	$24	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	14.00%[4]	13.25%	32.13%	71.14%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(11.57)%[4]	(11.60)%	(30.87)%	(66.39)%[4]
After fees waived and expenses absorbed	0.93%[4]	0.15%	(0.24)%	3.25%[4]

Portfolio turnover rate	30%[3]	67%	41%	6%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

126

WCM Developing World Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022^	2022	2021	2020
Net asset value, beginning of period	$12.88	$15.15	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.06	-	0.03
Net realized and unrealized gain (loss)	(0.63)	(1.85)	4.60	0.96
Total from investment operations	(0.54)	(1.79)	4.60	0.99

Less Distributions:
From net investment income	(0.16)	(0.01)	(0.03)	-
From net realized gain	-	(0.47)	(0.41)	-
Total distributions	(0.16)	(0.48)	(0.44)	-
Net asset value, end of period	$12.18	$12.88	$15.15	$10.99

Total return[2]	(4.22)%[3]	(12.06)%	41.73%	10.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,896	$2,767	$1,495	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.75%[4]	13.00%	31.88%	70.89%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(11.32)%[4]	(11.35)%	(30.62)%	(66.08)%[4]
After fees waived and expenses absorbed	1.18%[4]	0.40%	0.01%	3.56%[4]

Portfolio turnover rate	30%[3]	67%	41%	6%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

127

WCM International Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022^	2022	2021	2020
Net asset value, beginning of period	$13.62	$14.90	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.04	(0.02)	0.01
Net realized and unrealized gain (loss)	(0.40)	(0.90)	4.22	0.91
Total from investment operations	(0.42)	(0.86)	4.20	0.92

Less Distributions:
From net investment income	- [2]	(0.01)	-	-
From net realized gain	- [2]	(0.41)	(0.22)	-
Total distributions	-	(0.42)	(0.22)	-
Net asset value, end of period	$13.20	$13.62	$14.90	$10.92

Total return[3]	(3.07)%[4]	(6.04)%	38.49%	9.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$323	$23	$17	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.98%[5]	7.92%	29.79%	69.30%[5]
After fees waived and expenses absorbed	1.50%[5,6]	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.69)%[5]	(6.17)%	(28.46)%	(66.82)%[5]
After fees waived and expenses absorbed	(0.21)%[5]	0.25%	(0.17)%	0.98%[5]

Portfolio turnover rate	20%[4]	59%	19%	9%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 31, 2022, the Advisor has contractually agreed to limit the annual operating expenses to 1.35%. Prior to December 31, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

128

WCM International Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022^	2022	2021	2020
Net asset value, beginning of period	$13.66	$14.92	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	0.07	0.01	0.01
Net realized and unrealized gain (loss)	(0.40)	(0.89)	4.23	0.91
Total from investment operations	(0.40)	(0.82)	4.24	0.92

Less Distributions:
From net investment income	- [2]	(0.03)	(0.02)	-
From net realized gain	- [2]	(0.41)	(0.22)	-
Total distributions	-	(0.44)	(0.24)	-
Net asset value, end of period	$13.26	$13.66	$14.92	$10.92

Total return[3]	(2.90)%[4]	(5.74)%	38.83%	9.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,425	$4,731	$2,751	$596

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.73%[5]	7.67%	29.54%	69.05%[5]
After fees waived and expenses absorbed	1.25%[5,6]	1.25%	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.44)%[5]	(5.92)%	(28.21)%	(66.62)%[5]
After fees waived and expenses absorbed	0.04%[5]	0.50%	0.08%	1.18%[5]

Portfolio turnover rate	20%[4]	59%	19%	9%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 31, 2022, the Advisor has contractually agreed to limit the annual operating expenses to 1.10%. Prior to December 31, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

129

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Period June 29, 2020* through April 30, 2021
Net asset value, beginning of period	$12.04	$14.22	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	- [2]	(0.03)
Net realized and unrealized gain (loss)	(0.70)	(2.18)	4.25
Total from investment operations	(0.65)	(2.18)	4.22

Less Distributions:
From net investment income	(0.04)	-	-
From net realized gain	-	- [2]	-
Total distributions	(0.04)	- [2]	-
Net asset value, end of period	$11.35	$12.04	$14.22

Total return[3]	(5.43)%[4]	(15.31)%	42.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48	$78	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.88%[5]	4.36%	18.35%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.76)%[5]	(2.86)%	(17.16)%[5]
After fees waived and expenses absorbed	0.62%[5]	0.00%	(0.31)%[5]

Portfolio turnover rate	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

130

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Period June 29, 2020* through April 30, 2021
Net asset value, beginning of period	$12.09	$14.24	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	(0.71)	(2.19)	4.25
Total from investment operations	(0.64)	(2.15)	4.24

Less Distributions:
From net investment income	(0.07)	- [2]	-
From net realized gain	-	- [2]	-
Total distributions	(0.07)	- [2]	-
Net asset value, end of period	$11.38	$12.09	$14.24

Total return[3]	(5.28)%[4]	(15.07)%	42.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,030	$16,775	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.63%[5]	4.11%	18.10%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.51)%[5]	(2.61)%	(16.91)%[5]
After fees waived and expenses absorbed	0.87%[5]	0.25%	(0.06)%[5]

Portfolio turnover rate	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

131

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Period March 30, 2021* through April 30, 2021
Net asset value, beginning of period	$8.33	$10.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.11)	- [2]
Net realized and unrealized gain (loss)	(0.69)	(2.40)	0.85
Total from investment operations	(0.71)	(2.51)	0.85
Less Distributions:
From net realized gain	-	(0.01)	-
Total distributions	-	(0.01)	-
Net asset value, end of period	$7.62	$8.33	$10.85

Total return[3]	(8.52)%[4]	(23.14)%	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87	$92	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.84%[5]	5.20%	60.78%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.72)%[5]	(4.77)%	(59.25)%[5]
After fees waived and expenses absorbed	(0.38)%[5]	(1.07)%	0.03%[5]

Portfolio turnover rate	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

132

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period May 1, 2022 through December 31, 2022^		For the Year Ended April 30, 2022	For the Period March 30, 2021* through April 30, 2021
Net asset value, beginning of period	$8.35		$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)		(0.09)	- [2]
Net realized and unrealized gain (loss)	(0.68)		(2.41)	0.86
Total from investment operations	(0.69)		(2.50)	0.86

Less Distributions:
From net realized gain	-		(0.01)	-
Total distributions	-		(0.01)	-
Net asset value, end of period	$7.66		$8.35	$10.86

Total return[3]	(8.26)%[4]		(23.02)%	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,276		$21,038	$766

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.59%[5]		4.95%	60.53%[5]
After fees waived and expenses absorbed	1.25	%5	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.47)%[5]		(4.52)%	(59.00)%[5]
After fees waived and expenses absorbed	(0.13)%[5]		(0.82)%	0.28%[5]

Portfolio turnover rate	74%[4]		59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

133

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period July 28, 2022* through December 31,
2022^
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)
Net realized and unrealized gain (loss)	(0.72)
Total from investment operations	(0.73)
Net asset value, end of period	$9.27

Total return[2]	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	56.33%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(55.37)%[4]
After fees waived and expenses absorbed	(0.29)%[4]

Portfolio turnover rate	13%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

134

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period July 28, 2022* through December 31,
2022^
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	- [2]
Net realized and unrealized gain (loss)	(0.72)
Total from investment operations	(0.72)
Less Distributions:
From net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$9.27

Total return[3]	(7.22)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	56.08%[5]
After fees waived and expenses absorbed	1.00%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(55.12)%[5]
After fees waived and expenses absorbed	(0.04)%[5]

Portfolio turnover rate	13%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

135

WCM Focused Emerging Markets Ex China Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period December 29, 2022* through December 31,
2022
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-
Net realized and unrealized gain (loss)	(0.09)
Total from investment operations	(0.09)
Net asset value, end of period	$9.91

Total return[2]	(0.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	416.99%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(416.99)%[4]
After fees waived and expenses absorbed	(1.50)%[4]

Portfolio turnover rate	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

136

WCM Focused Emerging Markets Ex China Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period December 29, 2022* through December 31,
2022
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-
Net realized and unrealized gain (loss)	(0.09)
Total from investment operations	(0.09)
Net asset value, end of period	$9.91

Total return[2]	(0.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$485

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	416.74%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(416.74)%[4]
After fees waived and expenses absorbed	(1.25)%[4]

Portfolio turnover rate	-%[3]

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

137

WCM Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM SMID Quality Value Fund (“SMID Quality Value” or “SMID Quality Value Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Developing World Equity Fund (”Developing World Equity” or “Developing World Equity Fund”), WCM International Equity Fund (”International Equity” or “International Equity Fund”), WCM Focused International Value Fund (“International Value” or “International Value Fund”), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”), WCM Mid Cap Quality Value Fund (“Mid Cap Quality Value” or “Mid Cap Quality Value Fund”) and WCM Focused Emerging Markets ex China Fund (“Emerging Markets ex China” or “Emerging Markets ex China Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund, International Equity Fund, International Value Fund, International Opportunities Fund, Mid Cap Quality Value Fund and Emerging Markets ex China Fund are diversified Funds. The China Quality Growth Fund and Developing World Equity Fund are non-diversified Funds.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
Global Growth Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
SMID Quality Value Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
Developing World Equity Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Equity Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Value Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021
Mid Cap Quality Value Fund	Provide long-term capital appreciation	7/28/2022	7/28/2022
Emerging Markets ex China Fund	Provide long-term capital appreciation	12/29/2022	12/29/2022

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

138

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Participation certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when each Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

139

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

The Mid Cap Quality Value Fund incurred offering costs of approximately $11,826, which are being amortized over a one-year period from July 28, 2022 (commencement of operations).

The Emerging Markets ex China Fund incurred offering costs of approximately $9,793, which are being amortized over a one-year period from December 29, 2022 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

140

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NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2022, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(g) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

141

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

(h) Short-Term Investments

The Focused Emerging Markets Ex China Fund invests a significant amount (99.0% as of December 31, 2022) in the UMB Bank Demand Deposit (“SMMFIDU”). SMMFIDU acts as a bank deposit for the Fund, providing an interest-bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The Fund’s investment in the SMMFIDU is in excess of federally insured limits.   Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk.   The risk is managed by monitoring the financial institution in which the deposits are made.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, China Quality Growth Fund, Developing World Equity Fund, International Equity Fund, International Value Fund, and International Opportunities Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Small Cap Growth Fund, SMID Quality Value Fund, Mid Cap Quality Value Fund and Emerging Markets ex China Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

These agreements are in effect until August 31, 2023 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, August 31, 2031 for the Mid Cap Quality Value Fund, and August 31, 2032 for the Small Cap Growth Fund, China Quality Growth Fund, Developing World Equity Fund, International Equity Fund, International Value Fund, International Opportunities Fund, Emerging Markets ex China Fund and August 31, 2033 for SMID Quality Value Fund and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%	1.25%
Global Growth Fund	0.85%	1.30%	1.05%
International Small Cap Growth Fund	1.00%	-	1.25%
Small Cap Growth Fund*	0.99%	1.24%	0.99%
SMID Quality Value Fund**	0.85%	1.10%	0.85%
China Quality Growth Fund	1.00%	1.50%	1.25%
Developing World Equity Fund	1.00%	1.50%	1.25%
International Equity Fund***	0.85%	1.35%	1.10%
International Value Fund	0.85%	1.50%	1.25%
International Opportunities Fund	1.00%	1.50%	1.25%
Mid Cap Quality Value Fund	0.85%	1.25%	1.00%
Emerging Markets ex China Fund	1.00%	1.50%	1.25%
142

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Effective July 1, 2022, the Advisor agreed to lower its management fee from 1.00% to 0.99% as well as reduce the expense caps from 1.50% and 1.25% to 1.24% and 0.99% for the Investor Class and Institutional Class shares, respectively.
**	Effective November 30, 2022, the Advisor agreed to lower its management fee from 1.00% to 0.85% as well as reduce the expense caps from 1.25% and 1.00% to 1.10% and 0.85% for the Investor Class and Institutional Class shares, respectively.
***	Effective December 31, 2022, the Advisor agreed to reduce the expense caps from 1.50% and 1.25% to 1.35% and 1.10% for the Investor Class and Institutional Class shares, respectively.

The table below contains the advisory fees waived and absorbed other expenses for the periods ended December 31, 2022 and for the year ended April 30, 2022:

	Period Ended December 31, 2022	Period Ended April 30, 2022
International Growth Fund	$-	$-
Emerging Markets Fund	1,199,965	2,194,968
Global Growth Fund	330,902	512,187
International Small Cap Growth Fund	579,715	753,667
Small Cap Growth Fund	210,046	188,353
SMID Quality Value Fund	276,881	533,195
China Quality Growth Fund	193,141	349,581
Developing World Equity Fund	208,876	295,536
International Equity Fund	172,226	252,723
International Value Fund	162,492	261,051
International Opportunities Fund	234,885	374,446
Mid Cap Quality Value Fund	111,044	-
Emerging Markets ex China Fund	16,970	-

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment with respect to the Emerging Markets, Global Growth and International Small Cap Growth. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment with respect to the Small Cap Growth, SMID Quality Value, China Quality Growth, Developing World Equity, International Equity, International Value, International Opportunities, Mid Cap Quality Value and Emerging Markets ex China Funds. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

143

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

The Advisor may recapture all or a portion of these amounts no later than the dates stated below. The total is the amount of these potentially recoverable expenses as of December 31, 2022.

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
4/30/2023	$225,653	$313,198	$192,336
4/30/2024	376,409	560,831	325,930
4/30/2025	2,194,968	512,187	753,667
12/31/2025	1,199,965	330,902	579,715
Total	$3,996,995	$1,717,118	$1,851,648

	Small Cap Growth Fund	SMID Quality Value Fund	China Quality Growth Fund
4/30/2023	$122,609	$123,415	$32,031
4/30/2024	254,994	421,601	322,890
4/30/2025	188,353	533,195	349,581
12/31/2025	210,046	276,881	193,141
Total	$776,002	$1,355,092	$897,643

	Developing World Equity Fund	International Equity Fund	International Value Fund
4/30/2023	$32,187	$32,114	$-
4/30/2024	296,104	287,224	227,076
4/30/2025	295,536	252,723	261,051
12/31/2025	208,876	172,226	162,492
Total	$832,703	$744,287	$650,619

	International Opportunities Fund	Mid Cap Quality Value Fund	Emerging Markets ex China Fund
4/30/2024	$33,627	$-	$-
4/30/2025	374,446	-	-
12/31/2025	234,885	111,044	16,970
Total	$642,958	$111,044	$16,970

The Advisor reimbursed the China Quality Growth Fund $1,692 for losses from a trade error during the period ended April 30, 2021. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had a positive 0.10% impact to the total return.

144

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

The Advisor reimbursed the International Small Cap Growth Fund $2,951 for losses from a trade error during the year ended April 30, 2021. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the periods ended December 31, 2022, and for the year ended April 30, 2022 are reported on the Statements of Operations.

Natixis Distribution, LLC, an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended December 31, 2022, and for the year ended April 30, 2022 the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended December 31, 2022, and for the year ended April 30, 2022, are reported on the Statements of Operations.

145

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

Note 4 – Federal Income Taxes

At December 31, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$13,496,603,841	$1,694,505,421	$299,934,953

Gross unrealized appreciation	$3,873,322,006	$132,389,177	$32,737,761
Gross unrealized depreciation	(1,285,945,490)	(390,780,658)	(48,414,401)
Net unrealized appreciation (depreciation) on investments	$2,587,376,516	$(258,391,481)	$(15,676,640)

	International Small Cap Growth Fund	Small Cap Growth Fund	SMID Quality Value Fund
Cost of investments	$359,578,977	$36,619,838	$122,046,721

Gross unrealized appreciation	$24,550,715	$4,323,915	$11,767,834
Gross unrealized depreciation	(93,915,484)	(7,174,125)	(8,957,942)
Net unrealized appreciation (depreciation) on investments	$(69,364,769)	$(2,850,210)	$2,809,892

	China Quality Growth Fund	Developing World Equity Fund	International Equity Fund
Cost of investments	$8,033,729	$2,281,698	$56,942,506

Gross unrealized appreciation	$491,773	$163,774	$4,339,262
Gross unrealized depreciation	(1,424,061)	(277,925)	(1,496,013)
Net unrealized appreciation (depreciation) on investments	$(932,288)	$(114,151)	$2,843,249

146

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

	International Value Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Cost of investments	$18,698,475	$26,582,695	$613,491

Gross unrealized appreciation	$882,978	$1,289,852	$24,913
Gross unrealized depreciation	(3,395,659)	(3,907,940)	(42,580)
Net unrealized appreciation (depreciation) on investments	$(2,512,681)	$(2,618,088)	$(17,667)

Emerging Markets ex China Fund
Cost of investments	$945,918

Gross unrealized appreciation	$312
Gross unrealized depreciation	(4,676)
Net unrealized appreciation (depreciation) on investments	$(4,364)

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net asset value per share. For the periods ended December 31, 2022, permanent differences in book and tax accounting have been reclassified to paid-in-capital and distributable earnings/(accumulated deficit) as follows:

	Paid in Capital	Total Distributable Earnings/(Accumulated Deficit)
International Growth Fund	$47,105,248	$(47,105,248)
Emerging Markets Fund	(5,537,512)	5,537,512
Global Growth Fund	4,836,665	(4,836,665)
International Small Cap Growth Fund	(1,338,878)	1,338,878
Small Cap Growth Fund	(142,594)	142,594
SMID Quality Value Fund	(217,718)	217,718
China Quality Growth Fund	-	-
Developing World Equity Fund	(5,446)	5,446
International Equity Fund	-	-
International Value Fund	-	-
International Opportunities Fund	(64,728)	64,728
Mid Cap Quality Value Fund	(391)	391
Emerging Markets ex China Fund	(52)	52

147

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	-	-
Accumulated capital and other losses	(268,462,293)	(359,262,621)	(18,018,920)
Unrealized appreciation (depreciation) on foreign currency	27,244	34,306	(3,166)
Unrealized appreciation (depreciation) on investments	2,587,376,516	(258,391,481)	(15,676,640)
Deferred compensation	(107,986)	(13,951)	(8,627)
Total accumulated earnings	$2,318,833,481	$(617,633,747)	$(33,707,353)

	International Small Cap Growth Fund	Small Cap Growth Fund	SMID Quality Value Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	-	1,133,719
Tax accumulated earnings	-	-	1,133,719
Accumulated capital and other losses	(114,417,910)	(2,620,530)	-
Unrealized appreciation (depreciation) on foreign currency	106	-	-
Unrealized appreciation (depreciation) on investments	(69,364,769)	(2,850,210)	2,809,892
Deferred compensation	(9,008)	(3,528)	(3,784)
Unrealized Non-U.S. Taxes	(4,681)	-	-
Total accumulated earnings	$(183,796,262)	$(5,474,268)	$3,939,827

148

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

	China Quality Growth Fund	Developing World Equity Fund	International Equity Fund
Undistributed ordinary income	$4,826	$-	$2,403
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	4,826	-	2,403
Accumulated capital and other losses	(3,285,397)	(161,475)	(61,517)
Unrealized appreciation (depreciation) on foreign currency	17	24	113
Unrealized appreciation (depreciation) on investments	(932,288)	(114,151)	2,843,249
Deferred compensation	(2,638)	(2,604)	(2,616)
Unrealized Non-U.S. Taxes	-	-	-
Total accumulated earnings	$(4,215,480)	$(278,206)	$2,781,632

	International Value Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Undistributed ordinary income	$20,036	$-	$405
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	20,036	-	405
Accumulated capital and other losses	(1,786,951)	(6,915,879)	(1,293)
Unrealized appreciation (depreciation) on foreign currency	57	(86)	-
Unrealized appreciation (depreciation) on investments	(2,512,681)	(2,618,088)	(17,667)
Deferred compensation	(2,428)	(2,054)	(587)
Total accumulated earnings	$(4,281,967)	$(9,536,107)	$(19,142)

149

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

Emerging Markets ex China Fund
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on foreign currency	(203)
Unrealized appreciation (depreciation) on investments	(4,364)
Deferred compensation	-
Total accumulated earnings	$(4,567)

The tax character of the distributions paid during the periods ended December 31, 2022, April 30, 2022 and April 30, 2021, for the Funds were as follows:

	International Growth Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$-	$-	$12,092,088
Net long-term capital gains	17,200,917	1,280,983,868	288,803,428
Total distributions paid	$17,200,917	$1,280,983,868	$300,895,516

	Emerging Markets Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$6,540,239	$67,237,247	$1,183,044
Net long-term capital gains	-	35,625,081	9,619,505
Total distributions paid	$6,540,239	$102,862,328	$10,802,549

	Global Growth Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$-	$6,694,647	$-
Net long-term capital gains	10,654,629	48,945,689	15,435,711
Total distributions paid	$10,654,629	$55,640,336	$15,435,711
150

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

	International Small Cap Growth Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$-	$24,827,933	$5,789,942
Net long-term capital gains	-	61,120,694	5,740,011
Total distributions paid	$-	$85,948,627	$11,529,953

	Small Cap Growth Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$-	$1,546,154	$409,672
Net long-term capital gains	59,794	3,105,784	-
Total distributions paid	$59,794	$4,651,938	$409,672

	SMID Quality Value Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$202,517	$3,645,341	$-
Net long-term capital gains	1,779,776	3,099,062	-
Total distributions paid	$1,982,293	$6,744,403	$-

	China Quality Growth Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$21,212	$906,564	$173,185
Net long-term capital gains	-	341,817	-
Total distributions paid	$21,212	$1,248,381	$173,185

	Developing World Equity Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$24,934	$50,590	$33,162
Net long-term capital gains	-	46,248	-
Total distributions paid	$24,934	$96,838	$33,162

	International Equity Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$12,735	$29,788	$17,696
Net long-term capital gains	4,666	88,481	-
Total distributions paid	$17,401	$118,269	$17,696

151

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

	International Value Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$105,728	$3,064	$-
Net long-term capital gains	-	-	-
Total distributions paid	$105,728	$3,604	$-

	International Opportunities Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$-	$19,036	$-
Net long-term capital gains	-	-	-
Total distributions paid	$-	$19,036	$-

	Mid Cap Quality Value Fund
Distributions paid from:	2022	2022	2021
Ordinary Income	$470	$-	$-
Net long-term capital gains	-	-	-
Total distributions paid	$470	$-	$-

At December 31, 2022, the below Funds had an accumulated capital loss carry forward as follows:

	Short-term Capital Loss	Long-term Capital Loss
	Carryforward	Carryforward
International Growth Fund	$154,238,051	114,224,242
Emerging Markets Fund	85,224,285	274,038,336
Global Growth Fund	18,018,920	-
International Small Cap Growth Fund	71,519,968	42,897,942
Small Cap Growth Fund	714,305	1,906,225
China Quality Growth Fund	1,298,550	1,986,847
Developing World Equity Fund	73,517	87,958
International Equity Fund	61,517	-
International Value Fund	1,177,975	608,976
International Opportunities Fund	5,144,858	1,771,021
Mid Cap Quality Value Fund	1,293	-

The SMID Quality Value Fund and Emerging Markets ex China Fund did not have accumulated capital loss carryforwards. To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

152

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

As of December 31, 2022, the Funds did not have qualified Late-Year Losses.

As of December 31, 2022, the Funds did not have Post October losses.

Note 5 – Redemption Fee

Effective May 1, 2019, the International Growth, Emerging Markets, Global Growth, and International Small Cap Growth Funds no longer charge a redemption fee.

Note 6 – Investment Transactions

For the periods ended December 31, 2022, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$2,945,490,469	$5,914,664,567
Emerging Markets Fund	266,911,788	523,895,671
Global Growth Fund	119,582,386	250,488,351
International Small Cap Growth Fund	205,018,297	349,332,912
Small Cap Growth Fund	15,454,651	19,061,112
SMID Quality Value Fund	74,746,772	51,044,833
China Quality Growth Fund	2,381,254	5,519,713
Developing World Equity Fund	717,527	1,199,981
International Equity Fund	52,517,350	3,555,016
International Value Fund	7,659,140	7,275,009
International Opportunities Fund	23,958,581	18,247,592
Mid Cap Quality Value Fund	660,673	58,913
Emerging Markets ex China Fund	455,783	-

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended December 31, 2022 and for the year ended April 30, 2022, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

153

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

For the periods ended December 31, 2022 and for the year ended April 30, 2022, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

154

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as December 31, 2022, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock[1]	$15,774,476,332	$-	$-	$15,774,476,332
Short-Term Investments	309,504,025	-	-	309,504,025
Total Investments	$16,083,980,357	$-	$-	$16,083,980,357

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$25,850,396	$-	$-	$25,850,396
Brazil	-	23,815,125	-	23,815,125
China	374,638,892	-	-	374,638,892
Cyprus^	-	-	0	0
Hong Kong	174,081,148	-	-	174,081,148
India	250,723,879	-	-	250,723,879
Indonesia	35,002,179	-	-	35,002,179
Mexico	115,572,050	-	-	115,572,050
Netherlands	20,582,464	-	-	20,582,464
Poland	41,077,764	-	-	41,077,764
Russia^	-	-	0	0
South Africa	28,434,055	-	-	28,434,055
South Korea	10,729,974	13,617,484	-	24,347,458
Taiwan	158,814,920	-	-	158,814,920
Thailand	28,508,563	-	-	28,508,563
United Kingdom	25,029,150	-	-	25,029,150
United States	35,301,595	-	-	35,301,595
Short-Term Investments	74,334,302	-	-	74,334,302
Total Investments	$1,398,681,331	$37,432,609	$0	$1,436,113,940

Global Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock[1]	$279,704,337	$-	$-	$279,704,337
Short-Term Investments	4,553,976	-	-	4,553,976
Total Investments	$284,258,313	$-	$-	$284,258,313

155

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

International Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Australia	$11,613,672	$-	$-	$11,613,672
Belgium	5,240,382	-	-	5,240,382
Brazil	3,158,994	7,097,798	-	10,256,792
Canada	13,503,198	-	-	13,503,198
China	3,660,702	-	-	3,660,702
Denmark	10,957,499	-	-	10,957,499
Faroe Islands	6,655,162	-	-	6,655,162
France	12,329,646	-	-	12,329,646
Germany	22,156,510	-	-	22,156,510
India	6,889,551	-	-	6,889,551
Israel	-	2,456,223	-	2,456,223
Italy	14,846,024	-	-	14,846,024
Japan	51,092,564	-	-	51,092,564
Mexico	9,044,974	-	-	9,044,974
Norway	6,812,697	-	-	6,812,697
Poland	4,175,977	-	-	4,175,977
Russia^	-	-	0	0
Sweden	25,236,452	-	-	25,236,452
Switzerland	21,951,830	-	-	21,951,830
Taiwan	13,903,564	-	-	13,903,564
United Arab Emirates	3,676,240	-	-	3,676,240
United Kingdom	21,765,930	-	-	21,765,930
Uruguay	5,137,792	-	-	5,137,792
Vietnam	5,142,433	-	-	5,142,433
Short-Term Investments	1,708,394	-	-	1,708,394
Total Investments	$280,660,187	$9,554,021	$0	$290,214,208

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$33,214,173	$-	$-	$33,214,173
Short-Term Investments	555,455	-	-	555,455
Total Investments	$33,769,628	$-	$-	$33,769,628

156

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

SMID Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$116,349,767	$-	$-	$116,349,767
Short-Term Investments	8,506,846	-	-	8,506,846
Total Investments	$124,856,613	$-	$-	$124,856,613

China Quality Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$6,948,900	$-	$-	$6,948,900
Short-Term Investments	152,541	-	-	152,541
Total Investments	$7,101,441	$-	$-	$7,101,441

Developing World Equity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$48,236	$-	$-	$48,236
Brazil	-	68,185	-	68,185
Canada	30,709	-	-	30,709
China	303,336	-	-	303,336
Hong Kong	224,705	-	-	224,705
India	205,780	-	-	205,780
Indonesia	98,230	-	-	98,230
Malaysia	32,053	-	-	32,053
Mexico	127,922	-	-	127,922
Netherlands	41,374	-	-	41,374
Peru	74,206	-	-	74,206
Singapore	104,908	-	-	104,908
South Africa	70,566	-	-	70,566
South Korea	31,259	-	-	31,259
Sweden	92,188	-	-	92,188
Taiwan	176,345	-	-	176,345
United Kingdom	140,538	-	-	140,538
United States	148,884	-	-	148,884
Vietnam	67,058	-	-	67,058
Short-Term Investments	81,065	-	-	81,065
Total Investments	$2,099,362	$68,185	$-	$2,167,547

157

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$56,422,084	$-	$-	$56,422,084
Short-Term Investments	3,363,671	-	-	3,363,671
Total Investments	$59,785,755	$-	$-	$59,785,755

International Value Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Belgium	$1,194,014	$-	$-	$1,194,014
Canada	1,127,256	-	-	1,127,256
China	577,576	-	-	577,576
France	283,788	-	-	283,788
Germany	838,852	-	-	838,852
Hong Kong	647,355	-	-	647,355
India	1,059,129	-	-	1,059,129
Ireland	948,362	-	-	948,362
Israel	246,144	320,591	-	566,735
Japan	3,080,797	-	-	3,080,797
Mexico	590,401	-	-	590,401
Norway	345,261	-	-	345,261
Russia^	-	-	0	0
Sweden	800,728	-	-	800,728
Switzerland	1,533,941	-	-	1,533,941
Taiwan	246,562	-	-	246,562
Thailand	460,310	-	-	460,310
United Arab Emirates	469,984	-	-	469,984
United Kingdom	775,354	-	-	775,354
United States	406,831	-	-	406,831
Short-Term Investments	232,558	-	-	232,558
Total Investments	$15,865,203	$320,591	$0	$16,185,794

158

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

International Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$593,605	$-	$-	$593,605
Belgium	887,368	-	-	887,368
Brazil	-	308,179	-	308,179
Canada	978,548	-	-	978,548
China	1,398,839	-	-	1,398,839
Cyprus^	-	-	0	0
Faroe Islands	546,407			546,407
France	1,262,262	-	-	1,262,262
Germany	1,759,339	-	-	1,759,339
Hong Kong	444,678	-	-	444,678
India	365,538	-	-	365,538
Ireland	2,055,704	-	-	2,055,704
Italy	1,979,145	-	-	1,979,145
Japan	3,644,640	-	-	3,644,640
Netherlands	1,530,510	-	-	1,530,510
Norway	404,652	-	-	404,652
Poland	530,220	-	-	530,220
Russia^	-	-	0	0
Spain	459,931	-	-	459,931
Sweden	1,438,514	-	-	1,438,514
Switzerland	982,407	-	-	982,407
United Kingdom	928,203	-	-	928,203
Short-Term Investments	1,465,918	-	-	1,465,918
Total Investments	$23,656,428	$308,179	$0	$23,964,607

Mid Cap Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$582,800	$-	$-	$582,800
Short-Term Investments	13,024	-	-	13,024
Total Investments	$595,824	$-	$-	$595,824

159

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

Emerging Markets ex China Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Brazil	$8,449	$14,594	$-	$23,043
India	106,333	-	-	106,333
Indonesia	14,994	-	-	14,994
Mexico	55,075	-	-	55,075
Netherlands	9,808	-	-	9,808
Peru	5,291	-	-	5,291
Poland	18,502	-	-	18,502
South Africa	24,299	-	-	24,299
South Korea	8,620	-	-	8,620
Taiwan	100,884	-	-	100,884
Thailand	12,950	-	-	12,950
United Arab Emirates	8,019	-	-	8,019
United Kingdom	12,738	-	-	12,738
United States	15,636	-	-	15,636
Uruguay	8,408	-	-	8,408
Exchange-Traded Funds	26,819	-	-	26,819
Short-Term Investments	490,135	-	-	490,135
Total Investments	$926,960	$14,594	$-	$941,554

^	The Fund held a Level 3 security valued at zero at period end.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by country or sector, please refer to the Schedule of Investments.

160

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Fund	International Small Cap Growth Fund
	Common Stocks	Common Stocks
Balance as of April 30, 2022	$10,680,691	$1,311,2744,
Transfers into Level 3(1)	-	-
Transfers out of Level 3	-	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	-	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	(10,680,691)	(1,311,274)
Included in other comprehensive income income	-	-
Net purchases	-	-
Net sales	-	-
Balance as of December 31, 2022	$0	$0

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(10,680,691)	$(1,311,274)

	International Value Fund	International Opportunities Fund
	Common Stocks	Common Stocks
Balance as of April 30, 2022	$36,236	$62,967
Transfers into Level 3(1)	-	-
Transfers out of Level 3	-	-
Total gains or losses for the period		-
Realized loss included in earnings (or changes in net assets)	-	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	(36,236)	(62,967)
Included in other comprehensive income income	-	-
Net purchases	-	-
Net sales	-	-
Balance as of December 31, 2022	$0	$0

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(36,236)	$(62,967)

161

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2022:

Fund	Asset Class	Fair Value at December 31, 2022	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Emerging Markets Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Small Cap Growth Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Value Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Opportunities Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Focused International Growth Fund and Focused Emerging Markets Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

162

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022

Note 13 – New Accounting Pronouncements

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

163

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM SMID Quality Value Fund (formerly, WCM Focused Small Cap Fund), WCM China Quality Growth Fund, WCM Developing World Equity Fund, WCM International Equity Fund, WCM Focused International Value Fund, WCM Focused International Opportunities Fund, WCM Mid Cap Quality Value Fund (formerly, WCM Focused Mid Cap Fund), and WCM Focused Emerging Markets ex China Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2022, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2022, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting WCM Funds	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, and WCM International Small Cap Growth Fund	For the eight months period ended December 31, 2022 and for the year ended April 30, 2022	For the eight months period ended December 31, 2022 and for each of the two years in the period ended April 30, 2022	For the eight months period ended December 31, 2022 and for each of the five years in the period ended April 30, 2022
WCM Small Cap Growth Fund and WCM SMID Quality Value Fund	For the eight months period ended December 31, 2022 and for the year ended April 30, 2022	For the eight months period ended December 31, 2022 and for each of the two years in the period ended April 30, 2022	For the eight months period ended December 31, 2022 and for each of the two years in the period ended April 30, 2022 and the period October 30, 2019 (commencement of operations) through April 30, 2020
WCM China Quality Growth Fund, WCM Developing World Equity Fund, and WCM International Equity Fund	For the eight months period ended December 31, 2022 and for the year ended April 30, 2022	For the eight months period ended December 31, 2022 and for each of the two years in the period ended April 30, 2022	For the eight months period ended December 31, 2022 and for each of the two years in the period ended April 30, 2022 and the period March 31, 2020 (commencement of operations) through April 30, 2020
WCM Focused International Value Fund	For the eight months period ended December 31, 2022 and for the year ended April 30, 2022	For the eight months period ended December 31, 2022, for the year ended April 30, 2022 and for the period June 29, 2020 (commencement of operations) through April 30, 2021	For the eight months period ended December 31, 2022, for the year ended April 30, 2022 and for the period June 29, 2020 (commencement of operations) through April 30, 2021
WCM Focused International Opportunities Fund WCM Mid Cap Quality Value Fund	For the eight months period ended December 31, 2022 and for the year ended April 30, 2022 For the period July 28, 2022 (commencement of operations) through December 31, 2022

For the eight months period ended December 31, 2022, for the year ended April 30, 2022 and for the period March 30, 2021 (commencement of operations) through April 30, 2021

For the period July 28, 2022 (commencement of operations) through December 31, 2022

For the eight months period ended December 31, 2022, for the year ended April 30, 2022 and for the period March 30, 2021 (commencement of operations) through April 30, 2021

For the period July 28, 2022 (commencement of operations) through December 31, 2022

WCM Focused Emerging Markets Ex China Fund	For the period December 29, 2022 (commencement of operations) through December 31, 2022	For the period December 29, 2022 (commencement of operations) through December 31, 2022	For the period December 29, 2022 (commencement of operations) through December 31, 2022
164

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Page Two

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 1, 2023

165

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

For Federal income tax purposes, the International Growth Fund, Global Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund and and International Equity Fund designates long-term capital gain dividends of $17,200,917, $10,654,629, $59,794, $1,779,776 and $4,666, respectively, or amounts determined to be necessary, for the year ended December 31, 2022.

For the period ended December 31, 2022, 100%, 77.08%, 100%, 100%, 100% and 100% of dividends paid from net investment income, including short-term capital gains from the Emerging Markets Fund, SMID Quality Value Fund, Developing World Equity Fund, International Equity Fund, International Value Fund and Mid Cap Quality Value Fund, respectively, are designated as qualified dividend income.

For the period ended December 31, 2022, 21.64%, 9.38%, 2.49% and 100% of the dividends paid from net investment income, including short-term capital gains from the Developing World Equity Fund, International Equity Fund, International Value Fund and Mid Cap Quality Value Fund, respectively, are designated as dividends received deduction available to corporate shareholders.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 988-9801. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	13	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	13	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	13	None.

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Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
James E. Ross [a] (born 1965) Trustee	Since December 2022	Non-Executive Chairman and Director, Fusion Acquisition Corp. II, a special purpose acquisition company (March 2021 – present); Non-Executive Chairman and Director, Fusion Acquisition Corp., a special purpose acquisition company (June 2020 – September 2021); Executive Vice President, State Street Global Advisors, a global asset management firm (2012 – March 2020); Chairman and Director, SSGA Funds Management, Inc., a registered investment advisor (2005 – March 2020); Chief Executive Officer, Manager and Director, SSGA Funds Distributor, LLC, a broker-dealer (2017 – March 2020).	13	SPDR Series Trust, a registered investment company (includes 125 portfolios); Select Sector SPDR Trust, a registered investment company (includes 11 portfolios); Fusion Acquisition Corp II.
Interested Trustee:
Maureen Quill ᵃ* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (March 2013 – December 2020); Vice President, Investment Managers Series Trust (December 2013 – June 2014).	13	None.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022); Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A

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Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

[a]	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
[b]	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

[c]	Trustees and officers serve until their successors have been duly elected.
[d]	The Trust is comprised of 52 series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
[e]	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

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Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 13-14, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Investment Advisor”) for an initial two-year term with respect to the WCM Focused Emerging Markets ex China Fund (the “New Fund”), a new series of the Trust.

At an in-person meeting held on December 12-14, 2022, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the Advisory Agreement between the Trust and the Investment Advisor for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

•	WCM China Quality Growth Fund (the “China Quality Growth Fund”),

•	WCM Developing World Equity Fund (the “Developing World Equity Fund”),

•	WCM Focused Emerging Markets Fund (the “Focused Emerging Markets Fund”),

•	WCM Focused Global Growth Fund (the “Focused Global Growth Fund”),

•	WCM Focused International Growth Fund (the “Focused International Growth Fund”),

•	WCM Focused International Opportunities Fund (the “Focused International Opportunities Fund”),

•	WCM Focused International Value Fund (the “Focused International Value Fund”),

•	WCM SMID Quality Value Fund (the “SMID Quality Value Fund”),

•	WCM International Equity Fund (the “International Equity Fund”),

•	WCM International Small Cap Growth Fund (the “International Small Cap Growth Fund”), and

•	WCM Small Cap Growth Fund (the “Small Cap Growth Fund”).

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, determined that such approval was in the best interests of the New Fund and its shareholders. In renewing the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

WCM Focused Emerging Markets ex China Fund

Background

In advance of the September meeting, the Board received information about the New Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the New Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the New Fund; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the New Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Diversified Emerging Markets fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

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In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Trustees considered that the Investment Advisor had not previously managed any portfolios using the strategies it would use to manage the New Fund, but they noted that the performance of the Focused Emerging Markets Fund, which the Investment Advisor managed using similar strategies, was strong. The Board also noted its familiarity with the Investment Advisor as the investment advisor for other series of the Trust, and considered the services to be provided by the Investment Advisor to the New Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the New Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the New Fund. The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the New Fund, and that the Investment Advisor would provide the New Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the New Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the New Fund’s proposed annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Fund Universe median by 0.10%. The Trustees considered the Investment Advisor’s assertion that in light of the Investment Advisor’s active, concentrated style of management, as well as the limited capacity of the strategy, the New Fund’s proposed advisory fee was competitive. The Trustees also noted that the New Fund’s proposed advisory fee was the same as that of the Focused Emerging Markets Fund and within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the New Fund were higher than the Peer Group and Fund Universe medians by 0.03% and 0.18%, respectively. The Trustees observed, however, that the estimated assets of the New Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

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The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the New Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the New Fund in the New Fund’s first year of operations, taking into account estimated assets of $10 million. The Board observed that the Investment Advisor anticipated waiving its entire advisory fee and subsidizing certain of the operating expenses for the New Fund, and that the Investment Advisor anticipated that it would not realize a profit with respect to the New Fund in the first year of operations.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the New Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the New Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the New Fund generally, and any favorable publicity arising in connection with the New Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the New Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the New Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the New Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to the New Fund.

WCM China Quality Growth Fund, WCM Developing World Equity Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM Focused International Growth Fund, WCM Focused International Opportunities Fund, WCM Focused International Value Fund, WCM SMID Quality Value Fund, WCM International Equity Fund, WCM International Small Cap Growth Fund, and WCM Small Cap Growth Fund

Background

In advance of the December meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and its Peer Group selected by Broadridge from Morningstar, Inc.’s relevant Fund Universe for various periods ended September 30, 2022; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

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In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The China Quality Growth Fund’s total return for the one-year period was below the MSCI China Index return, the China Region Fund Universe and Peer Group median returns, and the MSCI China All Shares Index return by 2.92%, 3.94%, 5.31%, and 6.57%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-year period. The Trustees also considered that the Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

•	The Developing World Equity Fund’s total return for the one-year period was above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index return.

•	The Focused Emerging Markets Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index returns. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the MSCI Index return by 4.64%, 9.45%, and 11.16%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group over the one-year period was mainly due to stock selection in the financials, consumer discretionary, and communication services sectors.

•	The Focused Global Growth Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Global Large-Stock Growth Fund Universe median returns and the MSCI All Country World Index returns. The Fund’s total return for the one-year period was the same as the Peer Group median return, but below the Fund Universe median return and the MSCI Index return by 0.41% and 9.38%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance relative to the MSCI Index for the one-year period was due to stock selection in the information technology and healthcare sectors, and due to the Fund’s avoidance of the energy sector, which was the best performing sector in the MSCI Index during the period.

•	The Focused International Growth Fund’s annualized total returns for the three-, five-, and ten-year periods were above the returns of the MSCI All Country World Ex-USA Index and the median returns of the Peer Group and Foreign Large Growth Fund Universe. The Fund’s total return for the one-year period was above the Fund Universe median return, but below the Peer Group median return and the MSCI Index return by 4.50% and 8.58%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group for the one-year period was due to the Fund’s overweight allocation to (and stock selection within) the information technology sector, and due to the Fund’s avoidance of the energy sector, which was the best performing sector during the period. The Trustees observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the three-, five-, and ten-year periods.
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•	The Focused International Opportunities Fund’s total return for the one-year period was below the Peer Group and Foreign Small/Mid Blend Fund Universe median returns and the MSCI All Country World Ex-USA Index return by 11.88%, 13.51%, and 19.67%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance relative to the MSCI Index for the one-year period was primarily due to stock selection in the industrials, health care, and consumer discretionary sectors, and also due to the Fund’s avoidance of the energy sector, which was the best performing sector in the MSCI Index during the period. The Trustees also considered that the Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

•	The Focused International Value Fund’s total return for the one-year period was below the Peer Group and Foreign Large Blend Fund Universe median returns and the MSCI All Country World Ex-USA Index return by 3.74%, 6.03%, and 7.28%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance compared to the Peer Group over the one-year period was mainly attributable to stock selection within the industrials, financials, and consumer staples sectors, as well as the Fund’s overweight allocation to the information technology sector. The Trustees also considered that the Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

•	The SMID Quality Value Fund’s total return for the one-year period was above the Small Value Fund Universe median return and the Russell 2000 Value Index return, but below the Peer Group median return by 0.11%. The Trustees considered the Investment Advisor’s belief that the Fund’s underperformance relative to the Peer Group for the one-year period was mainly due to the Fund’s avoidance of the energy sector, which was the best performing sector during the period, as well as the Fund’s underweight allocation to the financials sector. The Trustees also considered that the Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

•	The International Equity Fund’s total return for the one-year period was above the Peer Group and Foreign Large Growth Fund Universe median returns and the MSCI All Country World Ex-USA Index return.

•	The International Small Cap Growth Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Foreign Small/Mid Growth Fund Universe median returns and the MSCI All Country World Ex-USA Small Cap Index returns. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the MSCI Index return by 7.53%, 9.93%, and 18.60%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance relative to the Peer Group for the one-year period was mainly due to stock selection in the industrials, information technology, and consumer discretionary sectors, as well as the Fund’s overweight allocation to (and stock selection within) the health care sector. The Trustees observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the three- and five-year periods.

•	The Small Cap Growth Fund’s total return for the one-year period was above the Small Growth Fund Universe median return and the Russell 2000 Growth Index return, but below the Peer Group median return by 1.70%. The Trustees considered the Investment Advisor’s belief that the Fund’s underperformance relative to the Peer Group was largely due to stock selection in health care sector. The Trustees also noted that the Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

The Board considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

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Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The China Quality Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and China Region Fund Universe medians by 0.05% and 0.14%, respectively. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.15%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Developing World Equity Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.01%, and higher than the Diversified Emerging Markets Fund Universe median by 0.10%. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.11% and 0.20%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were quite low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Focused Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.0375% and 0.1175%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Investment Advisor has contractually agreed to limit the Fund’s total operating expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

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The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.16% and 0.20%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

•	The Focused Global Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Global Large-Stock Growth Fund Universe medians by 0.05% and 0.075%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Investment Advisor has contractually agreed to limit the Fund’s total expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.08% and 0.16%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

•	The Focused International Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Growth Fund Universe medians by 0.1387% and 0.1667%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.14% and 0.21%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

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•	The Focused International Opportunities Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Foreign Small/Mid Blend Fund Universe medians by 0.10%. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.21% and 0.26%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Focused International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Blend Fund Universe medians by 0.05% and 0.10%, respectively. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.25% and 0.41%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The SMID Quality Value Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Small Value Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

•	The International Equity Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Growth Fund Universe medians by 0.05% and 0.10%, respectively. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.34% and 0.40%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were quite low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

176

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The International Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Foreign Small/Mid Growth Fund Universe median by 0.075%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.14% and 0.18%, respectively. The Trustees considered that the Fund’s total expenses were not in the highest quartile of those funds in the Peer Group.

•	The Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Small Growth Fund Universe and Peer Group medians by 0.18% and 0.19%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given the active, concentrated style of management and the limited capacity of the strategy. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than both the Peer Group and Fund Universe medians by 0.02%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2022, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the China Quality Growth Fund, Developing World Equity Fund, Focused International Opportunities Fund, Focused International Value Fund, and International Equity Fund; had waived a significant portion of its advisory fee for the SMID Quality Value Fund and Small Cap Growth Fund; had waived a portion of its advisory fee for the Focused Emerging Markets Fund, Focused Global Growth Fund, and International Small Cap Growth Fund; and had not realized a profit with respect to the China Quality Growth Fund, Developing World Equity Fund, Focused International Opportunities Fund, Focused International Value Fund, and International Equity Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Focused Emerging Markets Fund, Focused Global Growth Fund, Focused International Growth Fund, SMID Quality Value Fund, International Small Cap Growth Fund, and Small Cap Growth Fund were reasonable.

177

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds, other than the Focused International Growth Fund and Focused Emerging Markets Fund, were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow. With respect to the Focused International Growth Fund and Focused Emerging Markets Fund, the Board noted that the Investment Advisor was sharing some benefits of economies of scale with the Funds’ shareholders by making additional investments with respect to personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity, and updates to the office space to accommodate those investments, in order to ensure the level and quality of service to the Funds.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

178

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on December 13-14, 2022 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Reporting Period – October 1, 2021 through September 30, 2022

WCM China Quality Growth Fund

WCM Developing World Equity Fund

WCM Focused Emerging Markets Fund

WCM Focused Global Growth Fund

WCM Focused International Growth Fund

WCM Focused International Opportunities Fund

WCM Focused International Value Fund

WCM International Equity Fund

WCM International Long-Term Growth Fund1

WCM International Small Cap Growth Fund

WCM Small Cap Growth Fund

WCM SMID Quality Value Fund (formerly, WCM Focused Small Cap Fund)

Reporting Period – July 28, 2022 through September 30, 2022

WCM Mid Cap Quality Value Fund (formerly, WCM Focused Mid Cap Fund)2

The Board has appointed WCM Investment Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods detailed above (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments;
•	An overview of market liquidity for each Fund during the Program Reporting Periods;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

[1]	Fund liquidation date – January 20, 2023.
[2]	Fund inception date – July 28, 2022.
179

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

In the Report, the Program Administrator concluded that: (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

180

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022^, except for the Mid Cap Quality Value Fund, which is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from July 28, 2022 (commencement of operations) to December 31, 2022 and the Emerging Markets Ex China Fund, which is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from December 29, 2022 (commencement of operations) to December 31, 2022.

The Hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

^Fiscal year end changed to December 31, effective December 14, 2022.

181

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2022 (Unaudited)

International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Investor Class	Actual Performance	$1,000.00	$1,040.60	$6.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.75	6.51
Institutional Class	Actual Performance	1,000.00	1,041.80	5.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.04	5.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.02% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Investor Class	Actual Performance	$1,000.00	$979.40	$7.49
	Hypothetical (5% annual return before expenses)	1,000.00	1,017,64	7.63
Institutional Class	Actual Performance	1,000.00	980.30	6.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,018,91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Investor Class	Actual Performance	$1,000.00	$1,011.60	$6.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.66	6.61
Institutional Class	Actual Performance	1,000.00	1,013.10	5.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.92	5.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
182

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2022 (Unaudited)

International Small Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Institutional Class	Actual Performance	$1,000.00	$975.20	$6.22
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Investor Class	Actual Performance	$1,000.00	$1,068.60	$6.45
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.97	6.29
Institutional Class	Actual Performance	1,000.00	1,070.10	5.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.22	5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% and 0.99% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

SMID Quality Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Investor Class	Actual Performance	$1,000.00	$1,012.20	$6.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.06	6.20
Institutional Class	Actual Performance	1,000.00	1,014.10	4.93
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.31	4.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22% and 0.97% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

183

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2022 (Unaudited)

China Quality Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Investor Class	Actual Performance	$1,000.00	$941.10	$7.34
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.63
Institutional Class	Actual Performance	1,000.00	941.30	6.12
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

Developing World Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Investor Class	Actual Performance	$1,000.00	$1,038.40	$7.69
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.66	7.61
Institutional Class	Actual Performance	1,000.00	1,039.30	6.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

International Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Investor Class	Actual Performance	$1,000.00	$1,042.80	$7.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.63
Institutional Class	Actual Performance	1,000.00	1,044.40	6.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
184

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2022 (Unaudited)

International Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Investor Class	Actual Performance	$1,000.00	$1,035,10	$7.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.63	7.64
Institutional Class	Actual Performance	1,000.00	1,036.30	6.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

International Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/22	12/31/22	7/1/22 – 12/31/22
Investor Class	Actual Performance	$1,000.00	$1,052.50	$7.75
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.62
Institutional Class	Actual Performance	1,000.00	1,055.10	6.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
185

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2022 (Unaudited)

Mid Cap Quality Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		7/28/22»	12/31/22	7/28/22» – 12/31/22
Investor Class	Actual Performance*	$1,000.00	$927.00	$5.20
		7/1/22	12/31/22	7/1/22 – 12/31/22
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.88	6.38
Institutional Class	Actual Performance*	1,000.00	927.80	4.14
		7/1/22	12/31/22	7/1/22 – 12/31/22
	Hypothetical (5% annual return before expenses)**	1,000.00	1,020.17	5.09

»	Commencement of operations.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
**	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
186

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2022 (Unaudited)

Emerging Markets Ex China Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		12/29/22»	12/31/22	12/29/22» – 12/31/22
Investor Class	Actual Performance*	$1,000.00	$991.00	$0.12
		7/1/22	12/31/22	7/1/22 – 12/31/22
	Hypothetical (5% annual return before expenses)**	1,000.00	1,017.68	7.60
Institutional Class	Actual Performance*	1,000.00	991.00	0.10
		7/1/22	12/31/22	7/1/22 – 12/31/22
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.91	6.35

»	Commencement of operations.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 3/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
**	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

187

WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management, LLC

281 Brooks Street

Laguna Beach, California 92651

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund - Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund - Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund - Institutional Class	WCMSX	46141Q 683
WCM Small Cap Growth Fund - Investor Class	WCMNX	46143U 104
WCM Small Cap Growth Fund - Institutional Class	WCMLX	46143U 203
WCM SMID Quality Value Fund - Investor Class	WCMJX	46143U 302
WCM SMID Quality Value Fund - Institutional Class	WCMFX	46143U 401
WCM China Quality Growth Fund - Investor Class	WCQGX	46143U 708
WCM China Quality Growth Fund - Institutional Class	WCMCX	46143U 807
WCM Developing World Equity Fund - Investor Class	WCMUX	46143U 864
WCM Developing World Equity Fund - Institutional Class	WCMDX	46143U 856
WCM International Equity Fund - Investor Class	WESGX	46143U 880
WCM International Equity Fund - Institutional Class	WCMMX	46143U 872
WCM Focused International Value Fund - Investor Class	WLIVX	46143U 831
WCM Focused International Value Fund - Institutional Class	WCMVX	46143U 823
WCM Focused International Opportunities Fund - Investor Class	WCFOX	46143U 690
WCM Focused International Opportunities Fund - Institutional Class	WCMOX	46143U 682
WCM Mid Cap Quality Value Fund - Investor Class	WMIDX	46143U 658
WCM Mid Cap Quality Value Fund - Institutional Class	WCMAX	46143U 666
WCM Focused Emerging Markets ex China Fund - Investor Class	WCFEX	46143U 641
WCM Focused Emerging Markets ex China Fund - Institutional Class	WCMWX	46143U 633

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-988-9801

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2022	FYE 04/30/2022
Audit Fees	$208,550	$189,400
Audit-Related Fees	N/A	N/A
Tax Fees	$36,400	$33,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2022	FYE 04/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2022	FYE 04/30/2022
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/10/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/10/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/10/2023